WEISS, PECK & GREER INVESTMENTS MUTUAL FUNDS
       WPG CORE BOND FUND, A SERIES OF THE WEISS, PECK & GREER FUNDS TRUST
                            WPG LARGE CAP GROWTH FUND
                                 WPG TUDOR FUND


                                                             March 16, 2005


Dear Shareholder:

I am writing to ask for your vote on important matters concerning your investment in one or more of the Weiss, Peck & Greer Investments Mutual Funds (each a "WPG Fund" and collectively, the "WPG Funds").


The trustees of your WPG Fund are recommending a reorganization (each, a "Reorganization" and together, the "Reorganizations") of your WPG Fund into a newly created portfolio of The RBB Fund, Inc. with substantially the same investment objectives, strategies and policies as your WPG Fund (referred to as the "Acquiring Funds") as follows:


--------------------------------------------------------------------------------
        WPG FUND                                      ACQUIRING FUND
--------------------------------------------------------------------------------
WPG Core Bond Fund                              Robeco WPG Core Bond Fund
--------------------------------------------------------------------------------
WPG Large Cap Growth Fund                       Robeco WPG Large Cap Growth Fund
--------------------------------------------------------------------------------
WPG Tudor Fund                                  Robeco WPG Tudor Fund
--------------------------------------------------------------------------------

The WPG Funds will hold joint special meetings of shareholders of each WPG Fund on April 22, 2005 at 2:00 p.m., Eastern Time, at the offices of Robeco USA, L.L.C. ("Robeco"), 909 Third Avenue, 31st floor, New York, New York 10022. At the meetings, you will be asked to approve an Agreement and Plan of Reorganization with respect to your WPG Fund (each, a "Reorganization Agreement") which provides for the Reorganization of your WPG Fund into the corresponding Acquiring Fund.


The enclosed joint prospectus and proxy statement contains information about each Reorganization. If shareholders of your WPG Fund approve your WPG Fund's reorganization, you will receive shares of the Acquiring Fund equal in value to the value of your shares in your WPG Fund. The result will be that you become a shareholder of the Acquiring Fund, rather than your WPG Fund.


THE BOARDS OF TRUSTEES OF THE WPG FUNDS UNANIMOUSLY RECOMMEND THAT YOU VOTE TO APPROVE THE REORGANIZATION AGREEMENTS.

The trustees believe that reorganizing your WPG Fund into the Acquiring Funds offers you potential benefits. Some of the benefits of the Reorganization are:

SUBSTANTIALLY THE SAME INVESTMENT PROGRAMS


Each Acquiring Fund's investment objectives and principal investment strategies will be substantially the same to those of the corresponding WPG Fund. The newly organized Acquiring Funds have been specifically created for the purpose of the Reorganizations.

SAME INVESTMENT ADVISER

Robeco, through its division Weiss, Peck & Greer Investments ("WPG"), will be the investment adviser to the Acquiring Funds as it is for the WPG Funds.

SAME CONTRACTUAL ADVISORY FEES AND SAME EXPENSE LIMITATION


The rate at which the contractual investment advisory fees will be paid by each Robeco Investment Fund will be identical to the rate at which the contractual investment advisory fees are paid by the corresponding WPG Fund. In addition, WPG has agreed to the same contractual expense limitation with the Acquiring Funds, so that the maximum net fund total operating expenses will remain the same until at least April 30, 2006.


TAX-FREE TRANSACTION

For Federal income tax purposes, each Reorganization is intended to be a tax-free transaction for the WPG Funds and their shareholders.

NO TRANSACTION CHARGES; REORGANIZATION EXPENSES BORNE BY WPG

No fees or other charges will be imposed by the WPG Funds or the Robeco Investment Funds in connection with the Reorganizations. In addition, the expenses of the Reorganizations will be borne in their entirety by WPG.

SAME SHAREHOLDER SERVICES


You will have substantially the same shareholder services available as a shareholder of the acquiring fund.

The formal Notice of the Special Meetings, the combined prospectus and proxy statement, and proxy card(s) are enclosed. The Reorganizations and the reasons for the Boards of Trustees' unanimous recommendation are discussed in greater detail in the enclosed materials, which you should read carefully. If you have any questions about the Reorganizations, please do not hesitate to contact the WPG Funds at 800-223-3332.


YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY RETURNING YOUR PROXY CARD TODAY IN THE ENCLOSED POSTAGE-PAID ENVELOPE. YOU ALSO MAY VOTE YOUR PROXY BY A TOLL-FREE PHONE CALL, BY VOTING ON-LINE OR BY FAX, AS INDICATED ON THE ENCLOSED PROXY CARD(S).

Your continuing interest in the Weiss, Peck & Greer Investments Funds is gratefully acknowledged. Whether or not you expect to attend the Meetings, it is important that your shares be represented. Therefore, I urge you to vote FOR the Reorganizations.


                                              Sincerely,


                                              ---------------------------------
                                              Daniel Vandivort, Chairman


                                              Weiss, Peck & Greer Funds Trust
                                              WPG Large Cap Growth Fund
                                              WPG Tudor Fund

                               QUESTIONS & ANSWERS


                               TO SHAREHOLDERS OF
      WPG CORE BOND FUND, A SERIES OF THE WEISS, PECK & GREER FUNDS TRUST,
                           WPG LARGE CAP GROWTH FUND,
                               AND WPG TUDOR FUND


While we recommend that you read the complete Prospectus/Proxy Statement, for your convenience, we have provided answers to some of the most frequently asked questions and a brief summary of the issues to be voted on.

Q.    WHY AM I RECEIVING THE PROSPECTUS/PROXY STATEMENT?


A. The shareholders of the WPG Core Bond Fund, a series of the Weiss, Peck & Greer Funds Trust, WPG Large Cap Growth Fund and WPG Tudor Fund (collectively the "WPG Funds" and each a "WPG Fund") are being asked in the attached combined Prospectus/Proxy Statement to approve a proposal for the reorganization (the "Reorganization") of each WPG Fund into a corresponding, newly organized portfolio (each a "Robeco Investment Fund") offered by The RBB Fund, Inc. (the "Acquiring Company"). The Reorganization is explained in detail in the combined Prospectus/Proxy Statement.


Q. WHY ARE THE TRUSTEES OF THE WPG FUNDS RECOMMENDING THE REORGANIZATION OF THE WPG FUNDS INTO CORRESPONDING ROBECO INVESTMENT FUNDS?

A. The WPG Boards of Trustees have each determined that each Reorganization is in the best interests of the shareholders of their respective WPG Fund. In approving the Reorganization, the Boards of Trustees considered:


      o The Acquiring Company presents the opportunity to operate in a lower cost structure than the current structure of the WPG Funds because each Robeco Investment Fund will be part of a larger fund complex, which provides the ability to spread relatively fixed costs, such as legal fees and directors' fees, over a larger asset base.


      o Shareholders of the Robeco Investment Funds will have the right to exchange shares for more funds that are series of the Acquiring Company than those currently available to shareholders of the WPG Funds, subject to the terms of the Company's other funds.

      o The other shareholder services and privileges available to the Robeco Investment Funds will be substantially the same as those available to the WPG Funds.


      o The Robeco Investment Funds will have substantially the same investment objectives and principal strategies as the WPG Funds currently have.

      o Robeco USA, L.L.C. ("Robeco"), the investment adviser to the WPG Funds, will also serve as the investment adviser to the Robeco Investment Funds, on substantially similar terms and conditions, and subject to the same contractual investment advisory fee rates.


      o Robeco has contractually agreed to waive fees and reimburse expenses as needed to ensure that for the period from the Closing Date (as defined below) through April 30, 2006, the net annual fund operating expenses for each Robeco Investment Fund will not exceed the current net annual fund operating expenses of the corresponding WPG Fund. These fee waivers and expense reimbursements may be terminated at any time after April 30, 2006.

      o The projected post-Reorganization total fund operating expense ratio (before waivers) of the Robeco WPG Core Bond Fund will remain the same as that of its corresponding WPG Fund. The projected post-Reorganization total fund operating expense ratio (before waivers) of the Robeco WPG Tudor Fund will be lower than that of the corresponding WPG Fund. After restating the WPG Large Cap Growth Fund's total annual operating expenses to reflect asset levels, as of February 28, 2005, the projected post-Reorganization total fund operating expense ratio (before waivers) of the Robeco WPG Large Cap Growth Fund will be lower than the corresponding WPG Fund's restated total fund operating expense ratio (before waivers).


      o The expenses of each Reorganization will be borne in their entirety by Robeco.

      o For Federal income tax purposes, each Reorganization is intended to be a tax-free transaction for the WPG Funds and their shareholders.

      o The composition of the board of directors of the Acquiring Company generally, and the experience and qualification of the directors and officers.

Q.    HOW ARE THE WPG FUNDS PROPOSED TO BE REORGANIZED?


A. The proposed agreements and plans of reorganization for each WPG Fund, approved by the respective WPG Board of Trustees, contemplates the Reorganization of these WPG Funds into three newly organized Robeco Investment Funds having substantially similar investment objectives and principal strategies. Under each proposed agreement and plan of reorganization, each WPG Fund will be reorganized into the Robeco Investment Fund, the name of which is directly opposite such WPG Fund in the table below.


--------------------------------------------------------------------------------
         WPG FUND                             ROBECO INVESTMENT FUND
--------------------------------------------------------------------------------
WPG Core Bond Fund                      Robeco WPG Core Bond Fund
--------------------------------------------------------------------------------
WPG Large Cap Growth Fund               Robeco WPG Large Cap Growth Fund
--------------------------------------------------------------------------------
WPG Tudor Fund                          Robeco WPG Tudor Fund
--------------------------------------------------------------------------------

Q.    WHAT IS THE ANTICIPATED TIMING OF THE REORGANIZATION?


A. The meetings of shareholders to consider the proposal are scheduled to occur on April 27, 2005. If all necessary approvals are obtained, the proposed Reorganization will likely occur on or about April 29, 2005.


Q.    WHO WILL RECEIVE THE PROSPECTUS/PROXY STATEMENT?

A. The Prospectus/Proxy Statement will be mailed to all persons and entities that held shares of record in a WPG Fund on or about the "record date," March 7, 2005.

Q.    HOW DO THE TRUSTEES OF MY FUND SUGGEST THAT I VOTE?

A. After careful consideration of the proposed Reorganization, the Trustees of your WPG Fund unanimously recommend that you vote "FOR" the Plan.

Q.    WHO IS PAYING THE EXPENSES RELATED TO THE PROXY AND SHAREHOLDER MEETINGS?

A.    Robeco has agreed to pay the expenses related to the proposed
      Reorganization.

Q.    WILL MY VOTE MAKE A DIFFERENCE?

A. Yes. Your vote is needed to ensure that the Reorganization can be acted upon. Your immediate response to the enclosed proxy card(s) will help save on the need for any further solicitations for a shareholder vote.

Q.    HOW CAN I VOTE MY SHARES?

A. You may vote by proxy by internet, telephone, fax or mail. To vote by touch-tone phone, internet or fax, follow the instructions located on the front of your proxy card. If you vote by mail, please indicate your voting instructions on the enclosed proxy card, date and sign the card and return it in the postage-paid envelope provided, which needs no postage if mailed within the United States.

      You may also vote your shares by attending the special meetings of shareholders and voting your shares in person at the meetings.

Q.    WHERE DO I MAIL MY PROXY CARD?

A. You may use the enclosed postage-paid envelope, or mail your proxy card to:

      Proxy Tabulator
      P.O. Box 9043
      Smithtown, NY  11787-9815

Q.    WHOM CAN I CALL IF I HAVE QUESTIONS?

A. We will be happy to answer your questions about the proxy solicitation. Simply call us at 1-877-456-6399 between the business hours of 8:00 a.m. and 8:00 p.m. Eastern Time, Monday through Friday.

                  WEISS, PECK & GREER INVESTMENTS MUTUAL FUNDS
       WPG CORE BOND FUND, A SERIES OF THE WEISS, PECK & GREER FUNDS TRUST
                            WPG LARGE CAP GROWTH FUND
                                 WPG TUDOR FUND


                   NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
                          TO BE HELD ON APRIL 27, 2005


To Shareholders of the WPG Core Bond Fund, a series of the Weiss, Peck & Greer Funds Trust, the WPG Large Cap Growth Fund and the WPG Tudor Fund:


      Notice is hereby given that Special Meetings of Shareholders (the "Meetings") of the WPG Core Bond Fund, a series of the Weiss, Peck & Greer Funds Trust, the WPG Large Cap Growth Fund and the WPG Tudor Fund (each a "WPG Fund") will jointly be held on April 27, 2005 at 2:00 p.m., Eastern time, at the offices of Robeco Investment Management, L.L.C. ("Robeco Investment Management"), 909 Third Avenue, 31st floor, New York, New York 10022 for the following purposes:


      ITEM 1. To approve an Agreement and Plan of Reorganization by and between your WPG Fund and The RBB Fund, Inc. (the "Acquiring Company") that provides for and contemplates (i) the transfer of all of the assets of your WPG Fund into a corresponding new portfolio (each, a "Robeco Investment Fund") of the Acquiring Company and the assumption of all of the liabilities of your WPG Fund by such Robeco Investment Fund, in exchange for shares of such Robeco Investment Fund of equal value; and (ii) the distribution of the shares of such Robeco Investment Fund of equal value to the shareholders of the WPG Fund.

      ITEM 2. Such other business as may properly come before the Meetings or any adjournment(s) thereof.

      The proposed reorganization is described in the attached Prospectus/Proxy Statement. YOUR TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE "FOR" THE REORGANIZATIONS.

      Shareholders of record as of the close of business on the record date, March 7, 2005, are entitled to notice of, and to vote at, the Meetings or any adjournment(s) thereof.


      YOU ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE EACH ACCOMPANYING PROXY CARD(S) THAT IS BEING SOLICITED BY THE BOARDS OF TRUSTEES OF THE WPG FUNDS. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETINGS. YOU ALSO MAY

RETURN PROXIES BY: 1) TOUCHTONE VOTING; 2) VOTING BY FAX; OR 3) ON-LINE. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE WPG FUNDS A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETINGS AND VOTING IN PERSON.


                                              By Order of the Boards of Trustees
                                              of the WPG Funds



                                              -------------------------,
                                              Daniel Vandivort, Chairman
                                              Weiss, Peck & Greer Funds Trust
                                              WPG Large Cap Growth Fund
                                              WPG Tudor Fund


WE NEED YOUR PROXY VOTE IMMEDIATELY. YOU MAY THINK THAT YOUR VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETINGS WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A MAJORITY OF THE SHARES ELIGIBLE TO VOTE ARE REPRESENTED. IN THAT EVENT, WPG FUNDS WOULD CONTINUE TO SOLICIT VOTES FOR A CERTAIN PERIOD OF TIME IN AN ATTEMPT TO ACHIEVE A QUORUM. YOUR VOTE COULD BE CRITICAL IN ALLOWING WPG FUNDS TO HOLD THE MEETINGS AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD(S) IMMEDIATELY OR VOTE ON-LINE, BY FAX OR BY TELEPHONE.

                  WEISS, PECK & GREER INVESTMENTS MUTUAL FUNDS
       WPG CORE BOND FUND, A SERIES OF THE WEISS, PECK & GREER FUNDS TRUST
                            WPG LARGE CAP GROWTH FUND
                                 WPG TUDOR FUND


             909 THIRD AVENUE, 31ST FLOOR, NEW YORK, NEW YORK 10022
                                  800-223-3332

                               THE RBB FUNDS, INC.
                              400 BELLEVUE PARKWAY
                           WILMINGTON, DELAWARE 19809

                           PROSPECTUS/PROXY STATEMENT


      This Prospectus/Proxy Statement is being furnished to shareholders of WPG Core Bond Fund, a series of the Weiss, Peck & Greer Funds Trust, WPG Large Cap Growth Fund and WPG Tudor Fund (collectively, the "WPG Funds" and each a "WPG Fund") in connection with three separate Agreements and Plans of Reorganization (each a "Reorganization Agreement" and collectively, the "Reorganization Agreements") that have been approved by the Board of Trustees of each of Weiss, Peck & Greer Funds Trust, WPG Large Cap Growth Fund and WPG Tudor Fund (collectively, the "Boards"). The Boards have called Special Meetings of the Shareholders of the WPG Funds to be held jointly at the offices of Robeco Investment Management, L.L.C. ("Robeco"), 909 Third Avenue, 31st floor, New York, New York 10022 on April 27, 2005 at 2:00 p.m. Eastern time to vote on the Reorganization Agreements. These Special Meetings and any adjournment thereof are referred to as the "Meetings."


      Under each Reorganization Agreement, shareholders of each WPG Fund will receive Institutional class shares of newly organized corresponding portfolios offered by The RBB Fund, Inc. (the "Acquiring Company") equal in aggregate value to the aggregate net value of the assets transferred by each WPG Fund to the Acquiring Company less the liabilities of each WPG Fund that are assumed by the Acquiring Company as of the closing date of the reorganization (the "Reorganization") as defined in the Reorganization Agreements. If approved by each WPG Fund's shareholders, the Reorganization is expected to be effective on or about April 29, 2005. Each WPG Fund will be terminated after the Reorganization is complete.


      The Boards of the WPG Funds determined that the Reorganization is in the best interests of the WPG Funds, and that the interest of the WPG Funds' shareholders will not be diluted as a result of the Reorganization. For Federal income tax purposes, the Reorganization is intended to be a tax-free transaction for the WPG Funds and their shareholders. The Board of Directors of the Acquiring Company determined that the Reorganization is in the best interests of the Acquiring Company. The Boards unanimously recommend that shareholders of the WPG Funds approve the Reorganization Agreements.


      The WPG Core Bond Fund is a series of the Weiss, Peck & Greer Funds Trust, a Massachusetts business trust registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company. Each of the WPG Large Cap Growth

Fund and the WPG Tudor Fund is a Massachusetts business trust registered with the SEC as an open-end management investment company and offers one investment portfolio. Each WPG Fund currently offers one class of shares. Robeco, through its division Weiss, Peck & Greer Investments (the "Adviser"), serves as the investment adviser to each of the WPG Funds. The Adviser has undertaken to pay the expenses related to the Reorganizations.


      The Acquiring Company is a Maryland corporation registered with the SEC as an open-end management investment company. The Acquiring Company is a "series fund," which is a mutual fund divided into separate portfolios. The Acquiring Company currently has fifteen investment portfolios. Unlike the WPG Funds, the Acquiring Company also offers separate classes of shares. If the Reorganization is approved, you will receive Institutional Shares of the corresponding Robeco Investment Fund.


      This Prospectus/Proxy Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know before voting. It is both the Funds' proxy statement for the Meetings and a prospectus for the Robeco Investment Funds.


      Additional information is set forth in the Statement of Additional Information dated March 16, 2005 relating to this Prospectus/Proxy Statement which has been filed with the SEC and is incorporated herein by reference. Additional information is also set forth in the prospectus for the WPG Funds dated May 1, 2004, as supplemented, which you have previously received and is incorporated herein by reference. A prospectus and statement of additional information containing additional information about the Robeco Investment Funds each dated March 9, 2005 have been filed with the SEC and are incorporated herein by reference. Additional information relating to the WPG Funds is also contained in the WPG Fund's Statement of Additional Information, dated May 1, 2004 and the WPG Funds' Annual Report to Shareholders dated December 31, 2004, each of which has been filed with the SEC. You can obtain a free copy of any of the above documents by calling the WPG Funds at 800-223-3332. Each of these documents is also available on the SEC's website at www.sec.gov.


      This Prospectus/Proxy Statement is expected to be first sent to shareholders on or about March 21, 2005.


      AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



The date of this Prospectus/Proxy Statement is March 16, 2005.

                                TABLE OF CONTENTS

                                                                            PAGE

SUMMARY........................................................................1

   Proxy Solicitation..........................................................1
   The Reorganization and the Reorganization Agreements........................2
   Investment Objectives, Principal Strategies and Principal Risk Factors......2
   Fees and Expenses...........................................................7
   Investment Advisory Services...............................................11
   Other Service Providers....................................................12
   Rule 12b-1 Plan............................................................12
   Shareholder Service Fees...................................................13
   Purchases/Redemptions/Exchanges............................................13
   More Information about Exchanging Shares...................................15
   Redemption Fees............................................................16
   Dividends and Other Distributions..........................................16

THE REORGANIZATION............................................................17

   The Reorganization Agreements..............................................17
   Reasons for the Reorganization.............................................18
   Federal Income Tax Consequences............................................19
   Comparative Information about the Organization of the WPG Funds and the Acquiring Company...........................................21
   Capitalization.............................................................24

VOTING MATTERS................................................................25

   Record Date and Number of Shares Entitled to Vote..........................25
   Vote Required to Approve Reorganization....................................25
   Proxies; Voting at the Meetings; Quorum....................................25
   Share Ownership............................................................26
   Shares Held by Trustees and Officers.......................................28

MISCELLANEOUS.................................................................28

   Experts....................................................................28
   Available Information......................................................28
   Other Business.............................................................29


Appendix A...................................................................A-1

                                     SUMMARY

PROXY SOLICITATION

      This Prospectus/Proxy Statement is furnished to you in connection with the solicitation of proxies for the Meetings to seek your approval of the proposed Reorganization of your WPG Fund into a corresponding Robeco Investment Fund.

      It is expected that the solicitation of proxies will be primarily by mail. However, the WPG Fund's officers, investment adviser, administrators and transfer agent, as well as their affiliates, may also solicit proxies by telephone, facsimile or the internet. If the WPG Funds record votes by telephone or through the internet, it will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their identities have been properly recorded. The WPG Funds have engaged PFPC Inc., an independent proxy solicitation firm, to assist in soliciting proxies. The cost of PFPC Inc.'s services with respect to the Funds is estimated to be $17,015, plus reasonable out-of-pocket expenses. The cost of the solicitor's services will be borne by the Adviser.


      If you vote by mail, please complete, date, sign and promptly return the enclosed proxy card in the accompanying postage-paid envelope. If you vote online or by telephone, please use the control number on your proxy card and follow the instructions as described on the proxy card. If you have any questions regarding the enclosed materials, please contact the WPG Funds at 877-456-6399. If the enclosed proxy card(s) is properly executed and received prior to the Meetings, the shares represented thereby will be voted in accordance with the instructions marked on the returned proxy card(s) or, if no instructions are marked on the returned proxy card(s), the proxy card(s) will be voted FOR the Reorganization Agreement, and in the discretion of the persons named as proxies, in connection with any other matter that may properly come before the Meetings.

THE REORGANIZATION AND THE REORGANIZATION AGREEMENTS

      The Board of each WPG Fund has approved its respective Fund's Reorganization Agreement which provides for the Reorganization of the applicable WPG Fund into a newly organized Robeco Investment Fund. Each Board has concluded that the Reorganization is in the best interests of its WPG Fund, and that interests of the shareholders of such WPG Fund will not be diluted as a result of the Reorganization.

      Under each Reorganization Agreement, shareholders of a WPG Fund will receive Institutional class shares of the corresponding Robeco Investment Fund of the Acquiring Company in exchange for their shares of each WPG Fund. The Robeco Investment Fund shares received by each WPG Fund shareholder will be equal in value to the total value of his or her WPG Fund shares as of the closing date. The closing date is expected to be on or about April 29, 2005 (the "Closing Date").

      More specifically, pursuant to the Reorganization Agreements, each WPG Fund will transfer all of its assets to the corresponding Robeco Investment Fund in exchange for shares thereof and the Acquiring Company's assumption of all of the liabilities of each WPG Fund. Each WPG Fund will then distribute such shares of the Robeco Investment Fund to its shareholders in exchange for their shares of each WPG Fund, and each WPG Fund will be liquidated. Immediately after the Reorganization, each person who held shares in each WPG Fund will hold shares in the corresponding Robeco Investment Fund of the Acquiring Company with the same value as that person's shares of each WPG Fund before the Reorganization.

      The implementation of each Reorganization is subject to a number of conditions set forth in the Reorganization Agreement, including approval of the Reorganization by the shareholders of the applicable WPG Fund. Among the other significant conditions is the receipt by the WPG Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the WPG Funds and their shareholders for Federal income tax purposes as described further below.

      This description of each Reorganization is qualified by reference to the full text of the form of Reorganization Agreement, which is attached as Appendix A.

      The Adviser has agreed to pay the expenses of each Reorganization.

INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND PRINCIPAL RISK FACTORS


      The investment objectives, principal strategies and principal risks of each Robeco Investment Fund are substantially the same to those of its corresponding WPG Fund. The investment objective of each WPG Fund and Robeco Investment Fund may be changed by its respective Board without shareholder approval upon appropriate notice as may be required by law. Each Robeco Investment Fund is being created to acquire the assets and assume the liabilities, and continue the business, of its respective corresponding WPG Fund.

      Because each WPG Fund and its corresponding Robeco Investment Fund have substantially the same investment objective and principal strategies, they are subject to similar investment risks. The following discussion includes a description of the principal risks that may affect the Funds. You will find additional descriptions of specific risks in the prospectuses for the WPG Funds and Robeco Investment Funds. AN INVESTMENT IN EACH FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. Loss of money is a risk of investing in each Fund.


      THE WPG CORE BOND FUND AND ROBECO WPG CORE BOND FUND


      The WPG Core Bond Fund seeks high current income consistent with capital preservation while the Robeco WPG Core Bond Fund seeks current income consistent with capital preservation. Each Fund invests substantially all, but at least 80%, of its net assets (including any borrowing for investment purposes) in U.S. denominated or quoted bonds issued by domestic or foreign companies or governmental entities. Each Fund may invest in all types of bonds, including notes, mortgage-backed and asset-backed securities (including, without limitation, mortgage-backed derivative securities), convertible debt securities, municipal securities, and short-term debt securities. Each Fund may also invest in fixed income securities of all types, including preferred stock. Each Fund invests in investment grade bonds only, which means bonds that are rated in one of the top four long-term rating categories by at least one major rating agency or are believed by the Adviser to be of comparable credit quality. Each Fund will have an average dollar weighted portfolio duration between three and seven years, but individual bonds may be of any duration. Each Fund's duration is expected to be generally in a narrow range relative to the duration of its benchmark, the Lehman Brothers Aggregate Index. As used in this Prospectus/Proxy Statement, "duration" means the weighted average term to maturity of a fixed income security's cash flows, based on their present values. Duration, which is expressed as a number of years from the purchase date of a security, can be used as a single measurement to compare fixed income securities with different issue dates, maturity dates, coupon rates, and yields to maturity. Each Fund will notify shareholders in writing at least 60 days prior to any change in its policy to invest at least 80% of its net assets in one or more particular types of securities.


STRATEGIES: There are three principal factors in the Adviser's selection process
- maturity allocation, sector allocation and individual security selection.

      o The Adviser studies the relationship between bond yields and maturities under current market conditions and identifies maturities with high yields relative to the amount of risk involved.

      o The Adviser uses qualitative and quantitative methods to identify bond sectors that it believes are undervalued or will outperform other sectors. Sectors include U.S. Treasury securities and U.S. government agency securities, as well as corporate, mortgage-backed and asset-backed securities.

      o After each Fund's maturity and sector allocations are made, the Adviser selects individual bonds within each sector. The Adviser performs both fundamental and quantitative analysis, looking at:

            o     Stable or improving issuer credit quality;

            o Market inefficiencies that cause individual bonds to have high relative values; and

            o Structural features of securities, such as callability, liquidity, and prepayment characteristics and expectations.

PRINCIPAL RISK FACTORS


You could lose money on your investment in the Funds or the Funds could underperform other possible investments, including (without limitation) if any of the following occurs:


      o Interest rates rise, causing the bonds in a Fund's portfolio to drop in value.


      o The issuer or guarantor of a bond owned by a Fund defaults on its payment obligations, becomes insolvent or has its credit rating downgraded. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit. The U.S. government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the Fund.


      o As a result of declining interest rates, the issuer of a bond exercises the right to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower yielding bonds. This is known as call or prepayment risk.


      o As a result of declining interest rates, each Fund may be able to invest only in lower yielding bonds, decreasing the Fund's yield. This is known as interest risk.


      o When interest rates are rising, the average life of a bond is generally extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the bond's duration and reduce the value of the bond. This is known as extension risk.

      o The Adviser's judgments about the attractiveness, relative value or potential income of particular sectors or bonds prove to be wrong.

      o To the extent a Fund invests in bonds issued by foreign companies, a Fund may suffer losses or underperform compared to U.S. bond markets. The markets for foreign bonds may be smaller and less liquid than U.S. markets and less information about foreign companies may be available due to less rigorous accounting or disclosure standards. These risks are more pronounced to the extent the Fund invests in issuers in emerging market countries or significantly in one country.

      There is a greater risk that a Fund will lose money due to prepayment and extension risks because the Fund may invest heavily in asset-backed and mortgage-related securities. Mortgage derivatives in a Fund's portfolio may have especially volatile prices because of inherent severe sensitivity to the level of interest rates.

      THE WPG LARGE CAP GROWTH FUND AND ROBECO WPG LARGE CAP GROWTH FUND


      The WPG Large Cap Growth Fund and Robeco WPG Large Cap Growth Fund each seek long-term growth of capital. Each Fund invests at least 80% of its assets (including any borrowing for investment purposes) in equity securities of

U.S. large capitalization companies that the Adviser believes offer the prospect of capital appreciation. As used in this Prospectus/Proxy Statement, "large cap companies" generally means a universe of companies composed of the combination of two well-known large cap benchmarks, the Russell 1000(R) Index and S&P 500(R) Index. The market capitalization range of the companies represented in Russell 1000(R) Index as of January 31, 2005 was between $1.6 billion and $318 billion, with a median market capitalization of approximately $4.1 billion. The market capitalization range of the companies represented in the S&P 500(R) Index as of January 31, 2005 was between $624 million and $382 billion, with a median market capitalization of approximately $10.3 billion. Each Fund's portfolio generally will consist of common stocks of between 60 and 100 companies. This could change based on market conditions or other factors within the portfolio manager's discretion. Each Fund will notify shareholders in writing at least 60 days prior to any change in its policy to invest at least 80% of its net assets in one or more particular types of securities.

      In order to remain fully invested and instead of purchasing and selling securities directly, each Fund may invest in depository receipts which seek to replicate the price performance and dividend yield of the Russell 1000(R) Growth Index and use derivative contracts (such as futures on the Russell 1000(R) Growth Index). Investments in derivative contracts (other than depository receipts are not considered equity securities for purposes of the 80% requirement stated above.

STRATEGIES: The Adviser uses quantitative techniques to analyze a universe of companies included in the Russell 1000(R) Index, S&P 500(R) Index and selected large cap ADRs. Using a proprietary multi-factor stock-selection model, the Adviser identifies stocks that the Adviser believes have rising earnings expectations that sell at low relative valuations when compared with their sector peers. Firmly established through the quantitative research process, the Adviser believes that these are the stocks that will lead to portfolio out-performance.

      Based on this information, and using sophisticated risk measurement tools, the Adviser selects the combination of stocks, together with their appropriate weightings, that it believes will maximize the Fund's expected return with the level of risk taken. The Adviser seeks to maintain the market capitalization, sector allocations and style characteristics of the Fund's portfolio similar to those of the Russell 1000(R) Growth Index. The Adviser does not seek to replicate the Russell 1000(R) Growth Index but seeks to achieve favorable performance relative to the Index.

      The portfolio is rebalanced regularly, generally on a bi-weekly basis, to maintain the optimal risk/return trade-off. The Adviser assesses each stock's changing characteristics relative to its contribution to portfolio risk. A stock is sold when the Adviser believes it no longer offers an appropriate return-to-risk tradeoff.


PRINCIPAL RISK FACTORS


You could lose money on your investment in the Funds or the Funds could underperform other possible investments, including (without limitation) if any of the following occurs:

      o     The stock market goes down.


      o Growth stocks or stocks of large capitalization companies temporarily fall out of favor with investors.

      o Companies in which the Fund invests suffer unexpected losses or lower than expected earnings.

      o The Adviser's judgment about the attractiveness or potential appreciation of a particular security or sector proves to be wrong.

      o The factors considered by the multi-factor stock-selection model fail to select stocks with better relative performance than those included in the Russell 1000(R) Growth Index.

      THE WPG TUDOR FUND AND ROBECO WPG TUDOR FUND


      The WPG Tudor Fund and Robeco WPG Tudor Fund each seeks capital appreciation by investing primarily in common stocks, securities convertible into common stocks and in special situations. Each Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. Although each Fund invests primarily in common stocks, each Fund may invest in all types of equity and equity-related securities, including (without limitation): securities convertible into common stocks, shares of REITs, warrants and rights to purchase common stocks and preferred stocks.

Each Fund may invest in companies that may experience unusual and possibly unique developments which may create a special opportunity for significant returns. Special situations include: significant technological improvements or important discoveries; reorganizations, recapitalizations or mergers; favorable resolutions of litigation; new management or material changes in company policies; and actual or potential changes in control of a company.


STRATEGIES: The Adviser uses a value approach to select each Fund's investments. Using this investment style, the Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect what the Adviser believes to be their intrinsic values. The Adviser employs a bottom-up strategy, focusing on undervalued industries that the Adviser believes are experiencing positive change. The portfolio managers managing the Fund meet with a multitude of companies annually to identify companies with increasing returns on capital in their core businesses which are selling at attractive valuations.

Factors the Adviser looks for in selecting investments include (without limitation):

      o     Increasing returns on invested capital.

      o Managements who have demonstrated an ability to generate high return on invested capital (ROIC).

      o     Companies which provide solid cash flows and appropriate capital.

      o Potential catalysts such as new products, cyclical upturns and changes in management.

      o Low market valuations relative to earnings forecast, book value, cash flow and sales.

PRINCIPAL RISK FACTORS


You could lose money on your investment in the Funds or the Funds could underperform other possible investments, including (without limitation) if any of the following occurs:

      o     The stock market goes down.


      o Small capitalization stocks temporarily fall out of favor with investors.

      o     Value stocks fall out of favor with investors.

      o The Fund's assets remain undervalued or do not have the potential value originally expected.

      o Companies in which the Fund invests suffer unexpected losses or lower than expected earnings which, in addition to causing the Fund to be less liquid, will reduce the Fund's net asset value.


      o The Adviser's judgments about the attractiveness, value or potential appreciation of a particular company's stock selected for the Fund's portfolio prove to be wrong or the special situation that the Adviser anticipated does not occur.

SPECIAL RISKS

      Because each Fund invests primarily in small capitalization stocks, your investment will be subject to higher risks generally associated with smaller companies. Smaller companies may have limited product lines, markets and financial resources. The prices of small capitalization stocks tend to be more volatile than those of other stocks. Small capitalization stocks are not priced as efficiently as stocks of larger companies. In addition, it may be harder to sell these stocks, especially during a down market or upon the occurrence of adverse company-specific events, which can reduce their selling prices.

FEES AND EXPENSES


      The following tables (i) compare the fees and expenses for each WPG Fund and corresponding Robeco Investment Fund for the fiscal or calendar year, as applicable, ended December 31, 2004, before and after fee waivers and/or expense reimbursements and (ii) the pro forma annualized fees and expenses for each of the corresponding Robeco Investment Funds, before and after waivers, based upon fee arrangements that will be in place upon the consummation of the Reorganizations. As discussed below, the WPG Large Cap Growth Fund's total annual operating expense ratio has been restated in this Prospectus/Proxy Statement to reflect current expenses as of February 28, 2005, which have increased as a percentage of net assets as a result of a decrease in assets. Accordingly, the table below shows expenses for WPG Large Cap Growth Fund both for the fiscal year ended December 31, 2004 and after reductions in assets as of February 28, 2005.


      The tables enable you to compare and contrast the recent expense levels for the WPG Funds and the Robeco Investment Funds and obtain a general idea of what the expense levels would be if the Reorganizations occur. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expenses but actual expenses may be greater or less than those shown.

      The net annual fund operating expense ratios for each WPG Fund will remain the same after the Reorganization until at least April 30, 2006. Robeco has contractually agreed to waive fees and reimburse expenses as needed to ensure that for the period from the Closing Date through April 30, 2006, the net annual fund operating expense ratios for each Robeco Investment Fund will not exceed the amounts set forth below. These fee waivers and expense reimbursements may be terminated at any time after April 30, 2006. The projected post-Reorganization gross annual fund operating expense ratio (before waivers) of each Robeco Investment Fund will remain the same or be lower than that of its corresponding WPG Fund. As a percentage of assets, gross annual fund operating expenses for mutual funds, including the WPG Funds and Robeco Investment Funds, generally increase as assets decrease. Conversely, as assets increase, economies of scale can generally be expected to be achieved resulting in lower total annual operating expenses as a percentage of assets.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------

                                 WPG CORE BOND FUND
                                 ------------------
                  ROBECO WPG CORE BOND FUND -- INSTITUTIONAL CLASS
                  ------------------------------------------------


                                                                         ROBECO WPG
                                                             WPG         CORE BOND
                                                          CORE BOND         FUND
                                                            FUND         PRO FORMA
                                                            ----         ---------
                                                                       INSTITUTIONAL
                                                                           CLASS
SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum short-term redemption fee(1)
(% of redemption proceeds)                                  2.00%          2.00%


ANNUAL FUND OPERATING EXPENSES
(PAID BY THE FUND AS A % OF FUND NET ASSETS)
         Management fee                                     0.45%          0.45%
         12b-1 distribution fees                             -0-(2)        None
         Other expenses                                     0.26%          0.26%(3)
                                                            ----           ----
         Total annual Fund operating expenses               0.71%          0.71%
         Fee waiver                                        (0.28)%(4)     (0.28)%(5)
                                                            ----           ----
         Net annual Fund operating expenses                 0.43%          0.43%
                                                            ====           ====


(1) The redemption fee applies to shares redeemed (either by selling or exchanging into another Robeco Investment Fund) within 60 days of purchase. The fee is withheld from redemption proceeds and retained by the Fund, and is intended to compensate the Fund and its shareholders for the costs associated with short-term investors. Shareholders requesting redemptions by wire are charged a wire redemption fee, currently $9.

(2) The WPG Core Bond Fund has adopted a Rule 12b-1 Plan for its shares. For the year ended December 31, 2004, the WPG Core Bond Fund did not pay any amounts under the Plan.


(3) Other expenses include audit, administration, custody, legal, registration, transfer agency, miscellaneous other charges and shareholder servicing fees. The Fund may pay shareholder services fees (which are included in Other expenses) up to a maximum of 0.25% of the Fund's average daily net assets attributable to Institutional Shares but does not expect to incur shareholder servicing fees of more than 0.02% during the current fiscal year.

(4) During 2004, the Adviser agreed to waive a portion of its advisory fee and/or reimburse certain expenses in order to limit annual fund operating expenses to 0.43% of the WPG Core Bond Fund's average daily net assets. The Adviser may not discontinue or modify this agreement without the approval of the WPG Fund's Board of Trustees prior to April 30, 2006.

(5) The Adviser has contractually agreed to waive a portion of its advisory fee and/or reimburse certain expenses in order to limit annual fund operating expenses to 0.43% of the Robeco WPG Core Bond Fund's average daily net assets through April 30, 2006.

EXAMPLE
-------

      The following Example is intended to help you compare the cost of investing in a Fund (without fee waivers and expense reimbursements). The Example assumes that you invest $10,000 in a Fund for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR       3 YEARS        5 YEARS       10 YEARS
------------------------------------------------------------------------------------------------------
WPG CORE BOND FUND                                $44          $189           $358           $847
------------------------------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND                         $44          $189           $358           $847
PRO FORMA - Institutional Class
------------------------------------------------------------------------------------------------------



                     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                     ----------------------------------------------------------------------------
                                              WPG LARGE CAP GROWTH FUND
                                              -------------------------
                               ROBECO WPG LARGE CAP GROWTH FUND -- INSTITUTIONAL CLASS
                               -------------------------------------------------------

                                                                  WPG LARGE           WPG LARGE
                                                               CAP GROWTH FUND     CAP GROWTH FUND
                                                               (FOR THE FISCAL        (RESTATED          ROBECO WPG
                                                                  YEAR ENDED            AS OF             LARGE CAP
                                                                  DECEMBER 31,       FEBRUARY 28,       GROWTH FUND
                                                                     2004)             2005)(1)           PRO FORMA
                                                                     ----              --------            --------
                                                                                                        INSTITUTIONAL
                                                                                                            CLASS
SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum short-term redemption fee(2)
(% of redemption proceeds)                                            2.00%              2.00%               2.00%

ANNUAL FUND OPERATING EXPENSES
(PAID BY THE FUND AS A % OF FUND NET ASSETS)
         Management fee                                               0.75%              0.75%               0.75%
         12b-1 distribution fees                                      None               None                None
         Other expenses                                               0.75%              1.34%               1.04%(3)
                                                                     -----              -----               -----
         Total annual Fund operating expenses                         1.50%              2.09%               1.79%
         Fee waiver                                                  (0.10)%(4)         (0.69)%(4)          (0.39)%(5)
                                                                     -----              -----               -----
         Net annual Fund operating expenses                           1.40%              1.40%               1.40%
                                                                     =====              =====               =====

(1) The WPG Large Cap Growth Fund's total annual fund operating expenses have been restated in this Prospectus/Proxy Statement to reflect increased expenses during the current fiscal year as a result of the reduction in WPG Large Cap Growth Fund's assets for the period ended February 28, 2005.

(2) The redemption fee applies to shares redeemed (either by selling or exchanging into another Robeco Investment Fund) within 60 days of purchase. The fee is withheld from redemption proceeds and retained by the Fund, and is intended to compensate the Fund and its shareholders for the costs associated with short-term investors. Shareholders requesting redemptions by wire are charged a wire redemption fee, currently $9.

(3) Other expenses include audit, administration, custody, legal, registration, transfer agency, miscellaneous other charges and shareholder servicing fees. The Fund may pay shareholder services fees (which are included in other expenses) up to a maximum of 0.25% of the Fund's average daily net assets attributable to Institutional Shares but does not expect to incur shareholder servicing fees of more than 0.02% during the current fiscal year.

(4) During 2004, the Adviser agreed to waive a portion of its advisory fee and/or reimburse certain expenses in order to limit annual fund operating expenses to 1.40% of the WPG Large Cap Growth Fund's average daily net assets. The Adviser may not discontinue or modify this agreement without the approval of the WPG Fund's Board of Trustees prior to April 30, 2006.

(5) The Adviser has contractually agreed to waive a portion of its advisory fee and/or reimburse certain expenses in order to limit annual fund operating expenses to 1.40% of the Robeco WPG Large Cap Growth Fund's average daily net assets through April 30, 2006.


EXAMPLE
-------

      The following Example is intended to help you compare the cost of investing in a Fund (without fee waivers and expense reimbursements). The Example assumes that you invest $10,000 in a Fund for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                       1 YEAR         3 YEARS          5 YEARS         10 YEARS
----------------------------------------------------------------------------------------------------------------
WPG LARGE CAP GROWTH FUND
(for the Fiscal Year Ended
December 31, 2004)                                      $143            $461           $  806            $1,779
----------------------------------------------------------------------------------------------------------------
WPG LARGE CAP GROWTH FUND                               $143            $564           $1,036            $2,342
(restated February 28, 2005)
----------------------------------------------------------------------------------------------------------------
ROBECO WPG LARGE CAP GROWTH FUND PRO FORMA -            $143            $512           $  920            $2,059
Institutional Class
----------------------------------------------------------------------------------------------------------------

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     ----------------------------------------------------------------------------
                                   WPG TUDOR FUND
                                   --------------
                    ROBECO WPG TUDOR FUND -- INSTITUTIONAL CLASS
                    --------------------------------------------

                                                                         ROBECO WPG
                                                           WPG TUDOR     TUDOR FUND
                                                             FUND         PRO FORMA
                                                             ----         ---------
                                                                        INSTITUTIONAL
                                                                            CLASS
SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum short-term redemption fee(1)
(% of redemption proceeds)                                   2.00%          2.00%


ANNUAL FUND OPERATING EXPENSES
(PAID BY THE FUND AS A % OF FUND NET ASSETS)
         Management fee                                      0.90%          0.90%
         12b-1 distribution fees                             None           None
         Other expenses(2)                                   0.65%          0.54%
                                                             ----           ----
         Total annual operating expenses                     1.55%          1.44%
         Fee Waiver                                           -0-(3)         -0-(4)
                                                             ----           ----
         Net annual fund operating expenses                  1.55%          1.44%
                                                             ====           ====


(1) The redemption fee applies to shares redeemed (either by selling or exchanging into another Robeco Investment Fund) within 60 days of purchase. The fee is withheld from redemption proceeds and retained by the Fund, and is intended to compensate the Fund and its shareholders for the costs associated with short-term investors. Shareholders requesting redemptions by wire are charged a wire redemption fee, currently $9.

(2) Other expenses include audit, administration, custody, legal, registration, transfer agency, miscellaneous other charges and shareholder servicing fees. The Fund may pay shareholder services fees (which are included in other expenses) up to a maximum of 0.25% of the Fund's average daily net assets attributable to Institutional Shares but does not expect to incur shareholder servicing fees of more than 0.02% during the current fiscal year.

(3) Effective October 1, 2004, the Adviser contractually agreed to waive a portion of its advisory fees or reimburse expenses in order to limit annual fund operating expenses to 1.70%. Pursuant to this contract, the Adviser may seek reimbursement for expenses waived or paid by the Adviser during the prior two fiscal years. No expense limitation was in effect for prior fiscal years. The Adviser may not discontinue or modify this agreement without the approval of the WPG Fund's Board of Trustees prior to April 30, 2006.


(4) The Adviser has contractually agreed to waive a portion of its advisory fee and/or reimburse certain expenses in order to limit annual fund operating expenses to 1.70% of the Robeco WPG Tudor Fund's average daily net assets through April 30, 2006. Pursuant to this contract, the Adviser is not entitled to seek reimbursement for expenses waived or paid by the Adviser during prior fiscal years.

EXAMPLE
-------

      The following Example is intended to help you compare the cost of investing in a Fund (without fee waivers and expense reimbursements). The Example assumes that you invest $10,000 in a Fund for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------------------------
WPG TUDOR FUND                                 $158           $490           $845          $1,845
--------------------------------------------------------------------------------------------------
ROBECO WPG TUDOR FUND                          $147           $456           $787          $1,724
PRO FORMA - Institutional Class
--------------------------------------------------------------------------------------------------

INVESTMENT ADVISORY SERVICES AND INVESTMENT ADVISORY AGREEMENT

      Robeco, through its division of Weiss, Peck & Greer Investments, serves as the investment adviser to the WPG Funds and will serve as the investment adviser to the Robeco Investment Funds upon consummation of the Reorganization. The rate at which advisory fees will be paid by each Robeco Investment Fund after the Reorganization is the same as the rate at which its corresponding WPG Fund pays advisory fees. Those rates are as follows:

                                    ADVISOR FEES                                                ADVISOR FEES
                                       BEFORE                                                      BEFORE
          WPG FUNDS                    WAIVERS               ROBECO INVESTMENT FUNDS               WAIVERS
          ---------                    -------               -----------------------               -------
---------------------------------------------------------------------------------------------------------------
WPG Core Bond Fund                      0.45%      Robeco WPG Core Bond Fund                        0.45%
---------------------------------------------------------------------------------------------------------------
WPG Large Cap Growth Fund               0.75%      Robeco WPG Large Cap Growth Fund                 0.75%
---------------------------------------------------------------------------------------------------------------
WPG Tudor Fund                          0.90%      Robeco WPG Tudor Fund                            0.90%
---------------------------------------------------------------------------------------------------------------

      As a result of the Reorganizations, the Robeco Investments Funds will each enter into new advisory agreements with the Adviser (the "New Advisory Agreements"). The New

Advisory Agreements are substantially the same in all material respects to the WPG Funds' advisory agreements in effect at the time of this Prospectus/Proxy Statement.

OTHER SERVICE PROVIDERS

      The service providers to the WPG Funds and the Robeco Investment Funds are the same except for the independent registered public accounting firms. In all cases, the type of services provided to the Funds under these service arrangements are substantially the same.

------------------------------------------------------------------------------------------
SERVICE PROVIDER             WPG FUNDS                        ROBECO INVESTMENT FUNDS

------------------------------------------------------------------------------------------
Administrator                PFPC Inc.                        PFPC Inc.

------------------------------------------------------------------------------------------
Fund Accounting Agent        PFPC Inc.                        PFPC Inc.

------------------------------------------------------------------------------------------
Transfer Agent               PFPC Inc.                        PFPC Inc.

------------------------------------------------------------------------------------------
Distributor                  PFPC Distributors, Inc.          PFPC Distributors, Inc.

------------------------------------------------------------------------------------------
Custodian                    Mellon Bank N.A.                 Mellon Bank N.A.

------------------------------------------------------------------------------------------
Independent Registered       KPMG LLP                         PricewaterhouseCoopers LLP
Public Accounting Firm
------------------------------------------------------------------------------------------

RULE 12B-1 PLAN

      WPG Core Bond Fund has adopted a Rule 12b-1 Plan. Under the plan, the WPG Core Bond Fund may pay distribution and services fees for the sale of its shares and for administrative and shareholder services in an aggregate amount of up to 0.05% of its average daily net assets. This fee is an ongoing expense and over time will increase the cost of your investment and may cost you more than other types of sales charges. For the year ended December 31, 2004, the WPG Core Bond Fund did not pay any amounts under the Plan. The Institutional Class of the Robeco Investment Core Bond Fund does not have a Rule 12b-1 Plan.

SHAREHOLDER SERVICE FEES

      The WPG Funds may enter into arrangements with third parties that provide omnibus accounting and transfer agency-related services to the Funds based on a percentage of each Fund's assets. Robeco may also pay additional compensation from time to time, out of its assets and not as an additional charge to the WPG Funds, to the third parties in connection with such services.

      Institutional Shares of the Robeco Investment Funds can pay shareholder service fees at an annual rate of up to 0.25% of each Fund's Institutional Share assets to financial advisers or shareholder organizations (which may include affiliates of the Adviser) who provide certain services to their customers who own Institutional Shares of the Funds.

PURCHASES/REDEMPTIONS/EXCHANGES

ACCOUNT MINIMUMS (SUBJECT TO WAIVER BY THE FUND IN ITS DISCRETION)
------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                  ROBECO WPG CORE BOND
                                            WPG CORE BOND FUND                             FUND
--------------------------------------------------------------------------------------------------------------
Minimum Initial Investment         $250,000                               $50,000
--------------------------------------------------------------------------------------------------------------
Minimum Subsequent Investments     $5,000 ($50 for Automatic Investment   $5,000 ($50 for Automatic Investment
                                   Plan)                                  Plan)
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Minimum Account Balance            $15,000                                $500 (30 days notification)
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                   ROBECO WPG LARGE CAP
                                         WPG LARGE CAP GROWTH FUND                     GROWTH FUND
                                                    AND                                     AND
                                              WPG TUDOR FUND                      ROBECO WPG TUDOR FUND
--------------------------------------------------------------------------------------------------------------
Minimum Initial Investment         $2,500 ($250 for Uniform Gift to       $100,000*
                                   Minor Accounts and Retirement
                                   Accounts)
--------------------------------------------------------------------------------------------------------------
Minimum Subsequent Investments     $100                                   $100 ($50 for Automatic
                                                                          Investment Plan)
--------------------------------------------------------------------------------------------------------------
Minimum Account Balance            $100                                   $500 (30 days notification)
--------------------------------------------------------------------------------------------------------------

* This amount only applies to new accounts opened after the Reorganization. WPG Fund shareholders will not be required to meet this minimum in any account they own prior to the time of the Reorganization.

PURCHASE METHODS
----------------

------------------------------------------------------------------------------------------------------------------
                                                    WPG FUNDS                      ROBECO INVESTMENT FUNDS

------------------------------------------------------------------------------------------------------------------
Purchase Methods                      By mail; by wire; through an          By mail; by wire; and through
                                      authorized broker-dealer; or by       brokerage firms, financial
                                      in-kind purchase.                     institutions and other industry
                                                                            professionals.
------------------------------------------------------------------------------------------------------------------

REDEMPTION METHODS
------------------

------------------------------------------------------------------------------------------------------------------
                                                    WPG FUNDS                      ROBECO INVESTMENT FUNDS

------------------------------------------------------------------------------------------------------------------
By Telephone                                           Yes                                   Yes

                                      Not available with respect to (i)
                                      redemption in excess of $50,000
                                      during any 30-day period, (ii)
                                      accounts that are registered jointly
                                      or requiring supporting legal
                                      documents or (iii) shares for which
                                      certificates have been issued.
------------------------------------------------------------------------------------------------------------------
By Mail                                                Yes                                   Yes

                                      Medallion signature guarantees are    Medallion signature guarantees are
                                      required when (i) the redemption      required when (i) the redemption
                                      proceeds are to be sent to someone    proceeds are to be sent to someone
                                      other than the registered             other than the registered
                                      shareholders(s) or (ii) the           shareholder(s) or (ii) the
                                      redemption request is for $10,000     redemption request is for $10,000
                                      or more.                              or more.
------------------------------------------------------------------------------------------------------------------
Through brokerage firms,
financial institutions and other
industry professionals                                  Yes                                   Yes
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                WPG FUNDS                         ROBECO INVESTMENT FUNDS

------------------------------------------------------------------------------------------------------------------
Systematic Withdrawal Plan                Yes ($15,000 account                      Yes ($10,000 account
                                          minimum, $50 minimum                      minimum, $50 minimum
                                           withdrawal amount)                        withdrawal amount)
------------------------------------------------------------------------------------------------------------------

SHARE EXCHANGES
---------------

------------------------------------------------------------------------------------------------------------------
                                                WPG FUNDS                         ROBECO INVESTMENT FUNDS

------------------------------------------------------------------------------------------------------------------
By Telephone                              Yes (not available for shares                      Yes
                                          for which certificates have
                                          been issued or accounts
                                          requiring supporting legal
                                          documents for redemptions)
------------------------------------------------------------------------------------------------------------------
By Mail                                                Yes                                   Yes
------------------------------------------------------------------------------------------------------------------
                                          See "More Information about           See "More Information about
Limitations                               Exchanging Shares" below.             Exchanging Shares" below.
------------------------------------------------------------------------------------------------------------------
Funds Available for Exchange              Shares of any WPG Fund may            Institutional Shares of any
                                          be changed for any other              Robeco Investment Fund may
                                          WPG Fund.                             be exchanged for Institutional
                                                                                Shares of any other Robeco
                                                                                Investment Fund.
------------------------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT EXCHANGING SHARES

      WPG FUNDS

      Subject to certain limitations discussed in the WPG Funds' prospectus, shares of the WPG Fund may be exchanged for shares of any other WPG Fund. The WPG Funds do not offer separate classes of shares. The WPG Funds may charge a 2.00% transaction fee when shares are exchanged into another WPG Fund within 60 days after purchase. As discussed below, Robeco Investment Funds will charge a substantially similar fee for share exchanges. The WPG Funds may also restrict or cancel the exchange privilege of any person that, in the opinion of the WPG Funds, is using market timing strategies or making more than two redemption transactions, including by exchange, (each exceeding $10,000 in value) per owner or controlling person within 60 days after a purchase, including by exchange.

      ROBECO INVESTMENT FUNDS

      A shareholder may exchange Institutional Shares of any Robeco Investment Fund for Institutional Shares of another Robeco Investment Fund. An exchange of any Robeco Investment Fund held for less than 60 days (with the exception of shares acquired through reinvestment of dividends and other distributions and shares held by 401(k) plans, similar individual account plans or profit sharing plans) will be subject to a transaction fee of 2.00%.

      If the exchanging shareholder does not currently own Institutional Shares of the Robeco Investment Fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gains options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. The exchange privilege may be modified or terminated at any time, from time to time, by the Robeco Investment Funds, upon 60 days' written notice to shareholders.


      After the Reorganizations, shareholders of the former WPG Funds will be eligible to exchange shares among the three corresponding Robeco Investment Funds subject to the WPG Funds former minimums (except that the lower investment minimum for the Rebeco WPG Core Bond Fund will be applied on any exchanges). If an exchange is to a new account in a Robeco Investment Fund advised by the Adviser that is not a former WPG Fund, the dollar value of the shares acquired must equal or exceed the Robeco Investment Fund's minimum for the new account; if to an existing account, the dollar value must equal or exceed the Robeco Investment Fund's minimum for additional investments. If an amount remains in the Robeco Investment Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.



      In order to prevent excessive use of the exchange privilege, Robeco Investment Funds have established a policy of limiting excessive exchange activity. Shareholders are entitled to six (6) exchange redemptions (at least 30 days apart) from each Robeco Investment Fund during any twelve-month period. In addition, as noted above, these exchanges would be subject to a 2.00% transaction fee if they occur within 60 days after purchase.


REDEMPTION FEES


      Shares of the WPG Funds and Robeco Investment Funds may be subject to a 2.00% redemption fee when redeemed (or exchanged) within 60 days after purchase. The fee does not apply to defined contribution plans or to redeemed shares that were purchased through reinvested dividends or capital gains distributions.


DIVIDENDS AND OTHER DISTRIBUTIONS

      The WPG Core Bond Fund declares dividends from net investment income and pays dividend distributions monthly. The WPG Large Cap Growth Fund and the WPG Tudor Fund pay dividend distributions from net investment income and realized net capital gains, if any, annually. No dividend distribution will be made in any year in which the WPG Large Cap Growth Fund and the WPG Tudor Fund do not have any net investment income or realized net capital gains. The WPG Large Cap Growth Fund and the WPG Tudor Fund generally do not have net investment income. The policies for dividends and other distributions of each Robeco Investment Fund will be the same as those for the corresponding WPG Fund.

                               THE REORGANIZATION

THE REORGANIZATION AGREEMENTS

      The following summary of the Reorganization Agreements are qualified in their entirety by reference to the form of Reorganization Agreement, which is attached as Appendix A to this Prospectus/Proxy Statement.

      The Reorganization Agreements provide that all of the assets of each WPG Fund will be transferred to, and all of the liabilities will be assumed by, the corresponding Robeco Investment Fund on the Closing Date (the "Effective Time of the Reorganization"). In exchange for the transfer of these assets and assumption of liabilities, the Robeco Investment Fund will simultaneously issue at the Effective Time of the Reorganization full and fractional shares of the Robeco Investment Fund to the corresponding Robeco Investment Fund equal in value to the net asset value of the corresponding WPG Fund immediately prior to the Effective Time of the Reorganization.

      After the transfer of assets and the assumption of liabilities in exchange for Robeco Investment Fund shares, each WPG Fund will distribute, in complete liquidation, PRO RATA to its shareholders of record on the Effective Time of the Reorganization, all the shares of the corresponding Robeco Investment Fund so received. Shareholders of a WPG Fund owning shares at the Effective Time of the Reorganization will receive a number of shares of the corresponding Robeco Investment Fund with the same aggregate value as the shareholder had in the WPG Fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of the WPG Fund's shareholders on the share records of the Robeco Investment Fund's transfer agent. Each account will represent the respective PRO RATA number of full and fractional shares of the Robeco Investment Fund due to the shareholders of the corresponding WPG Fund. The Robeco Investment Funds do not issue share certificates to shareholders. Shares of the Robeco Investment Fund to be issued will have no preemptive or conversion rights. The Reorganization Agreements provide for the Reorganization to occur on or about April 29, 2005, the "Closing Date."

      After the distribution of the Robeco Investment Fund shares to the corresponding WPG Fund shareholders, the WPG Funds will take all necessary steps under the laws of the Commonwealth of Massachusetts and any other applicable law to effect a complete dissolution.

      The Reorganization Agreements contain customary representations, warranties and conditions. Each Reorganization Agreement provides that the consummation of the Reorganization is contingent upon, among other things, (i) approval of the Reorganization Agreement by the respective WPG Fund shareholders, and (ii) the receipt by the WPG Funds and the Robeco Investment Funds of a tax opinion to the effect that the Reorganization will be tax-free to the WPG Funds and the Robeco Investment Funds and their shareholders. Each Reorganization Agreement may be terminated, on or at any time prior to the Closing Date, if any of the required conditions have not been met or if the representations and warranties are not true in any material respect or if the respective Board determines that the consummation of the transactions contemplated by the Agreement is not in the best interests of the shareholders of an WPG Fund or Robeco Investment Fund.

      The Reorganization expenses will be borne by the Adviser. Such expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; and (f) proxy solicitation costs.

      The Reorganization Agreements may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of a WPG Fund and Robeco Investment Fund. The Funds may waive certain conditions to the obligations under the Reorganization Agreements, other than the requirements that the Reorganization Agreements be approved by shareholders of the WPG Funds and the receipt of a tax opinion that the Reorganizations will be tax-free to the WPG Funds and the Robeco Investment Funds and their shareholders.

REASONS FOR THE REORGANIZATION

      At meetings held on December 16, 2004, the Board of each WPG Fund approved each Reorganization Agreement, which provide for the reorganization of each WPG Fund with and into the corresponding Robeco Investment Fund. The Board of each WPG Fund also determined that the Reorganization is in the best interests of its WPG Fund and that the interests of shareholders of the WPG Funds will not be diluted as a result of each Reorganization. Each Board's determination was based on a number of factors, including:


  o The Acquiring Company presents the opportunity to operate in a lower cost structure than the current structure of the WPG Funds because each Robeco Investment Fund will be part of a larger fund complex, which provides the ability to spread relatively fixed costs, such as legal fees and directors' fees, over a larger asset base.

  o Shareholders of the Robeco Investment Funds will have the right to exchange shares for more funds that are series of the Acquiring Company that those currently available to shareholders of the WPG Funds, subject to the terms of the Company's other funds.


  o The other shareholder services and privileges available to the Robeco Investment Funds will be substantially the same as those available to the WPG Funds.


  o The Robeco Investment Funds will have substantially the same investment objectives and principal strategies as the WPG Funds currently have.


  o Robeco, the investment adviser to the WPG Funds, will also serve as the investment adviser to the Robeco Investment Funds, on substantially similar terms and conditions, and subject to the same contractual investment advisory fee rates.

  o Robeco has contractually agreed to waive fees and reimburse expenses as needed to ensure that for the period from the Closing Date through April 30, 2006, the net annual fund operating expenses for each Robeco Investment Fund will not exceed the current net annual fund operating expenses of the corresponding WPG Fund. These fee waivers and expense reimbursements may be terminated at any time after April 30, 2006.

  o The projected post-Reorganization total fund operating expense ratio (before waivers) of the Robeco WPG Core Bond Fund will remain the same as that of its corresponding WPG Fund. The projected post-Reorganization total fund operating expense ratio (before waivers) of the Robeco WPG Tudor Fund will be lower than that of the corresponding WPG Fund. After restating the WPG Large Cap Growth Fund's total annual operating expenses to reflect asset levels as of February 28, 2005, the projected post-Reorganization total fund operating expense ratio (before waivers) of the Robeco WPG Large Cap Growth Fund will be lower than the corresponding WPG Fund's restated total fund operating expense ratio (before waivers).

  o The expenses of each Reorganization will be borne in their entirety by Robeco.


  o For Federal income tax purposes, the Reorganization is intended to be a tax-free transaction for the Funds and their shareholders.

  o The composition of the board of directors of the Acquiring Company generally, and the experience and qualification of the directors and officers.

      The Boards also considered that the Adviser may benefit from the Reorganizations, both directly, by reducing its obligations under the existing expense limitation agreements and indirectly by eliminating certain overhead necessary to operate the WPG Funds and perform certain ongoing administrative functions, as well as possibly increasing the Funds' distribution capabilities, which in turn could result over time in higher assets and aggregate advisory fees payable to the Adviser from the Robeco Investment Funds.

      In addition, the Boards considered possible alternatives to the Reorganizations, including maintaining the status quo, liquidating or merging one or more of the WPG Funds into a fund different than the Robeco Investment Funds. The Boards, however, determined that the opportunity presented by the Reorganizations and the factors in favor of the Reorganizations made the Reorganizations more compelling than these alternatives. For the reasons stated above, the Boards determined that the Reorganizations are in the best interests of each WPG Fund.

FEDERAL INCOME TAX CONSEQUENCES

      Each Robeco Investment Fund intends to qualify as of the Effective Time of the Reorganization, as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), so that the Federal tax treatment of each Robeco Investment Fund would be exactly the same as its predecessor WPG Fund.

      Consummation of each Reorganization is subject to the condition that each WPG Fund and the Acquiring Company receive an opinion from Drinker Biddle & Reath LLP, counsel to the Acquiring Company, to the effect that on the basis of the existing provisions of the Code, Treasury Regulations under it, current administrative rulings and pronouncements and court decisions, and certain facts, qualifications, assumptions and representations for Federal income tax purposes:

            (1) each Reorganization will constitute a "reorganization" within the meaning of section 368(a) of the Code, and each WPG Fund and Robeco Investment Fund will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

            (2) the shareholders of each WPG Fund will recognize no gain or loss upon their receipt of shares of the corresponding Robeco Investment Fund;

            (3) the aggregate tax basis of the Robeco Investment Fund shares received by each shareholder of the corresponding WPG Fund will equal the aggregate tax basis of the WPG Fund shares surrendered by that shareholder in the Reorganization;

            (4) the holding periods of the Robeco Investment Fund shares received by each WPG Fund shareholder will include the holding periods of the WPG Fund shares surrendered by that shareholder in the Reorganization, provided that the WPG Fund shares are held by that shareholder as capital assets on the date of the exchange;

            (5) no WPG Fund will recognize gain or loss (a) upon the transfer of its assets to the corresponding Robeco Investment Fund in exchange for Robeco Investment Fund shares and the assumption of liabilities of the WPG Fund, or (b) upon the distribution of those shares to the shareholders of the WPG Fund;

            (6) no Robeco Investment Fund will recognize gain or loss upon the receipt of the assets of the corresponding WPG Fund in exchange for shares of the Robeco Investment Fund and the assumption of the liabilities of the WPG Fund;

            (7) the tax basis in the hands of each Robeco Investment Fund of each asset of the corresponding WPG Fund transferred to the Robeco Investment Fund in the Reorganization will be the same as the basis of that asset in the hands of the WPG Fund immediately before the transfer;

            (8) the holding period in the hands of the corresponding Robeco Investment Fund of each asset of the corresponding WPG Fund transferred to the Robeco Investment Fund in the reorganization will include the period during which that asset was held by the WPG Fund; and

            (9) each Robeco Investment Fund will succeed to all other tax attributes of the corresponding WPG Fund for Federal income tax purposes.

      Shares held for the purpose of investment are generally considered to be capital assets.

      The Funds have not sought, and will not seek, a private ruling from the Internal Revenue Service (the "IRS") with respect to the Federal income tax consequences of the Reorganization. The opinions of Drinker Biddle & Reath LLP with respect to the Federal income tax consequences of the Reorganizations are not binding on the IRS and do not preclude the IRS from adopting a contrary position.

      Shareholders should consult their own advisors concerning the potential tax consequences of the Reorganizations to them, including any applicable foreign, state or local income tax consequences.

COMPARATIVE INFORMATION ABOUT THE ORGANIZATION OF THE WPG FUNDS AND THE ACQUIRING COMPANY

ORGANIZATION
------------

      The WPG Core Bond Fund is a series of the Weiss, Peck & Greer Funds Trust, a Massachusetts business trust registered with the SEC as an open-end management investment company and is subject to its Amended and Restated Declaration of Trust and By-Laws. The WPG Large Cap Growth Fund and the WPG Tudor Fund are each a Massachusetts business trust registered with the SEC as an open-end management investment company and are subject to their respective Amended and Restated Declarations of Trust ("Declaration of Trust") and By-Laws. The Acquiring Company is a Maryland corporation registered with the SEC as an open-end management investment company and is subject to the provisions of its Articles of Incorporation (the "Charter") and By-Laws, as amended (the "By-Laws"). The operations of both the WPG Funds and the Acquiring Company are subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations of the SEC thereunder and applicable state securities laws.

SHARES
------

      The Weiss, Peck & Greer Funds Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, having a par value of $.001 per share, in one or more portfolios. The WPG Large Cap Growth Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $1.00 per share. The WPG Tudor Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $.33 1/3 per share. The Acquiring Company has authorized capital of 30 billion shares of common stock at a par value of $0.001 per share. Currently, 26.323 billion shares of the Acquiring Company have been classified into 101 classes. Of those classes, 20 are active share classes that have begun investment operations. Under the Charter, the Board of Directors of the Acquiring Company has the power to classify and reclassify any unissued shares of common stock from time to time.

      Each WPG Fund currently issues one class of shares all of which have equal rights with regard to voting, redemptions, dividends and distributions. Each WPG Fund share is entitled to such dividends and distributions out of the income earned on the assets belonging to that WPG Fund as are declared in the discretion of its respective Board. In the event of the liquidation or dissolution of a WPG Fund, fund shares are entitled to receive their proportionate share of the assets, which are available for distribution as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive or subscription rights. All shares, when issued, will be fully paid and non-assessable by the funds.

      The Acquiring Company's classes of Common Stock have been grouped into separate "families." The Acquiring Company has six families that currently have operating portfolios, including: the Sansom Street Family, the Bedford Family, the Schneider Capital Management Family, the n/i numeric family of funds, the Robeco Investment Funds Family and the Bogle Family. Currently, the Bedford Family and the Sansom Street Family represent interests in one money market portfolio; the n/i numeric investors family of funds represents interests in four non-money market portfolios; the Robeco Investment Funds Family represents interests in five non-money market portfolios; the Bogle Investment Management Family represents interests in one non-money market portfolio; and the Schneider Capital Management Family represents interests in two non-money market portfolios. Each share that represents an interest in a fund in the Acquiring Company has an equal proportionate interest in the assets belonging to such fund with each other share that represents an interest in such fund, even where a share has a different class designation than another share representing an interest in that fund. Shares of a Fund with different class designations differ only to the extent that they bear different expenses. Shares of the Acquiring Company do not have preemptive or conversion rights. When issued for payment as described in the Acquiring Company's prospectuses, shares of the Acquiring Company will be fully paid and non-assessable.

SHAREHOLDER LIABILITY
---------------------

      With respect to the WPG Funds, under Massachusetts law, shareholders of a business trust, unlike shareholders of a corporation, could be held personally liable as partners for the obligations of the trust under certain circumstances. The Declarations of Trust, however, provide that WPG Fund shareholders shall not be subject to any personal liability for the acts or obligations of the WPG Funds and that every written obligation, contract, instrument or undertaking made by the funds may contain a provision to that effect. With respect to the Acquiring Company, Maryland law provides that shareholder does not have liability for the obligations of the corporation.

TRUSTEE/DIRECTOR AND OFFICER LIABILITY
--------------------------------------

      WPG Fund's Declarations of Trust further provide that no Trustee, officer, employee or agent of a fund is liable to the fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the fund, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties. Each Declaration of Trust provides that all third parties shall look solely to the property of the particular fund for satisfaction of claims arising in connection with the affairs of that fund. With the exceptions stated, the Declarations of Trust permit the Boards to provide for the indemnification of Trustees, officers, employees or agents of the funds against all liability in connection with the affairs of the funds. All persons dealing with a WPG Fund must look solely to the property of that fund for the enforcement of any claims against that fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the funds. No WPG Fund is liable for the obligations of any other WPG Fund. The Acquiring Company's Charter provides that, to the fullest extent permitted by the Maryland General Corporation Law, (1) no director or officer of the Company shall have any liability to the Company or its shareholders for damages and (2) the Company shall indemnify and advance expenses to its current and former directors and officers; except that directors and officers shall not be protected by the Company for any liability to the Company or its shareholders by reason of his/her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his/her office.


SHAREHOLDER MEETINGS
--------------------

      Under the WPG Funds' Declarations of Trust, the WPG Funds are not required to hold annual meetings of shareholders to elect Trustees or for other purposes. It is not anticipated that the WPG Funds will hold shareholders' meetings unless required by law or the Declarations of Trust. The Acquiring Company does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Special meetings of the WPG Funds may be called for purposes such as electing or removing Trustees, changing fundamental policies, or approving an investment advisory agreement. The WPG Funds' Boards are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than ten percent of the outstanding shares of a fund. The Acquiring Company's By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Acquiring Company have the right to call for a meeting of shareholders to consider the removal of one or more directors. Under current law, a WPG Fund and the Acquiring Company will be required to hold a meeting to elect board members to fill any existing vacancies on its Board if, at any time, fewer than a majority of the board members have been elected by the shareholders of the fund.

VOTING

      WPG Fund shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect all of the Trustees. Holders of shares of each class of the Acquiring Company will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Acquiring Company will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Shareholders of the Acquiring Company are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights for the Acquiring Company are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of common stock of the Acquiring Company may elect all of the Directors. Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Acquiring Company's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law or by the Acquiring Company's Charter and By-laws, the Acquiring Company may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

TERMINATION OF A FUND OR CLASS
------------------------------


      Each WPG Fund may be terminated by (a) the affirmative vote of the holders of two-thirds of the outstanding shares of the respective WPG Fund; (b) the written consent of the holders of two-thirds of the outstanding shares of such WPG Fund, or the vote or written consent of a majority of the WPG Fund's shares if the termination is recommended by the Trustees; or (c) written notice to shareholders signed by a majority of the Trustees stating that a majority of the Trustees has determined that the continuation of the Trust or a fund or class is not in the best interest of such fund or class, the Trust or their respective shareholders as a result of factors or events adversely affecting the ability of such fund or class of the Trust to conduct its business and operations in an economically viable manner. A vote in favor of the Reorganizations will also authorize the WPG Funds to terminate and liquidate after the Effective Time of the Reorganizations.


      With respect to the Robeco Investment Funds, the Board of Directors of the Acquiring Company has the authority, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class of shares to be redeemed at a price equal to their net asset value which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the assets of a class of shares into money and, in connection therewith, to cause all outstanding shares of such class of shares to be redeemed at their net asset value; (c) combine the assets of a class of shares with the assets belonging to one or more other classes of the Acquiring Company if the Board of Directors reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class of shares to be redeemed or converted into shares of another class at their net asset value; and (d) redeem shares of any of class of shares for any other reason if the Board of Directors has determined that it is in the best interest of the Acquiring Company to do so, provided that such redemption is at the net asset value of such class of shares. The exercise of this authority by the Board of Directors of the Acquiring Company may be subject to certain restrictions under the 1940 Act, and other federal or state laws.

CAPITALIZATION

      No capitalization information is provided since the Robeco Investment Funds have not commenced operations but will do so at the Effective Time of the Reorganizations.

                                 VOTING MATTERS

RECORD DATE AND NUMBER OF SHARES ENTITLED TO VOTE

      The Boards of Trustees have fixed the close of business on March 7, 2005 as the record date (the "Record Date") for determining the shareholders of each WPG Fund entitled to notice of and to vote at the Meetings. Shareholders of record of each WPG Fund on the Record Date are entitled to one vote per share at the Meetings, and fractional votes for fractional shares. On the Record Date, the following shares of each WPG Fund were outstanding and entitled to be voted at the Meetings:

                                                           SHARES OUTSTANDING
                           FUND                            AND ENTITLED TO VOTE
                           ----                            --------------------

WPG Core Bond Fund ..................................      13,469,464.781

WPG Large Cap Growth Fund............................      1,017,905.464

WPG Tudor Fund.......................................      3,223,852.370


VOTE REQUIRED TO APPROVE REORGANIZATION AGREEMENTS

      APPROVAL OF EACH REORGANIZATION AGREEMENT REQUIRES THE AFFIRMATIVE VOTE OF A MAJORITY OF THE SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE PARTICULAR WPG FUND AT THE MEETINGS. A FAILURE TO OBTAIN APPROVAL FOR ONE REORGANIZATION AGREEMENT WILL NOT AFFECT THE APPROVAL OF THE OTHER REORGANIZATION AGREEMENTS.

PROXIES; VOTING AT THE MEETINGS; QUORUM

      A proxy, if properly executed, duly returned and not revoked prior to the Meeting, will be voted in accordance with the instructions marked thereon. As to proposals for which no instructions are given, such proxy will be voted in favor of each proposal. The proxy confers discretionary authority upon the persons named therein to vote on other business which may come before the Meetings. The Boards know of no other business to be presented at the Meetings. Should other business properly be brought before the Meetings, it is intended that the accompanying proxy will be voted thereon in accordance with the judgment of the persons named as proxies.

      A shareholder may revoke a proxy at any time prior to its exercise by filing with the Secretary of the WPG Funds a written notice revoking the proxy or by executing and delivering to the Secretary of the WPG Funds a proxy dated subsequent to the date of a previously executed proxy. Attendance at the Meetings will not itself be deemed to revoke a proxy unless the shareholder gives affirmative notice at the Meetings that the shareholder intends to revoke the proxy and vote in person.


      In the event that the quorum (the presence in person or by proxy of the holders of a majority of the shares outstanding and entitled to vote on a matter) is not obtained at a WPG Fund's meeting, or in the event that insufficient shares for approval of a particular proposal are represented at a WPG Fund's meeting for which a quorum is present, an adjournment or adjournments of the Meeting for that WPG Fund may be sought by that WPG Fund's Board to permit further solicitation of proxies. Any adjournment would require the affirmative vote of the holders of a majority of the shares of the particular WPG Fund present in person or by proxy at the Meetings (or any adjournment thereof) and entitled to vote on the proposal subject to the adjournment. The persons named as proxies will vote all shares represented by proxies which they are entitled to vote in favor of the proposal in favor of an adjournment and will vote all shares required to be voted against the proposal against an adjournment. A proxy that is properly executed by a broker or nominee and returned accompanied by instructions to withhold authority to vote represents a broker "non-vote." A broker non-vote occurs when a broker or nominee does not receive instructions from the beneficial owner or other person entitled to vote on a particular matter with respect to which the broker or nominee does not have discretionary power. Shares represented by broker non-votes will be considered to be present at the Meetings for purposes of determining the existence of a quorum and will be deemed not cast with respect to the proposal. If no instructions are received by the broker or nominee from the shareholder with reference to routine matters, the shares represented thereby may be considered present for purposes of determining the existence of a quorum and, if so determined, will be deemed cast with respect to such matters. Also, a properly executed and returned proxy marked with an abstention will be considered present at the Meetings for purposes of determining a quorum. Although broker non-votes and abstentions do not constitute a vote "for" or "against" the matter, they have the effect of a "no" vote for purposes of determining whether the proposals have been approved. The proposal is not considered to be a routine matter as to which brokers may vote without instructions.


      The Meetings are scheduled to be held jointly because the shareholders of each WPG Fund are expected to consider and vote on similar matters. The Boards have determined that the use of a joint Prospectus/Proxy Statement for the Meetings is in the best interest of the shareholders of each WPG Fund. Shareholders of each WPG Fund will vote separately on each proposal relating to their WPG Fund, and an unfavorable vote on a proposal by the shareholders of one WPG Fund will not affect the implementation of such proposal approved by the shareholders of another WPG Fund.

SHARE OWNERSHIP

      As of March 7, 2005, the following persons or entities owned beneficially or of record more than 5% of the outstanding shares of the following WPG Funds:

                                                                               AMOUNT, TYPE OF OWNERSHIP AND
                                                                                       PERCENTAGE OF
                                                                                     OUTSTANDING SHARES
                                                                                     ------------------

                                                                         AMOUNTS OF SHARES;
                                                                         ------------------
                                           SHAREHOLDER NAME AND          TYPE OF OWNERSHIP       PERCENTAGE OF FUND
                                           --------------------          -----------------       ------------------
FUND                                              ADDRESS              (RECORD OR BENEFICIAL)         OWNED (%)
----                                              -------              ----------------------         ---------
WPG LARGE CAP GROWTH FUND              Charles Schwab & Co. Inc.               Record                  10.77%
                                       Reinvest Account
                                       Attn.: Mutual Funds Dept.
                                       101 Montgomery St.
                                       San Francisco, CA 94101-0000

WPG LARGE CAP GROWTH FUND              H.E.R.E. Local 274 Health &             Record                   5.05%
                                       Welfare Fund Garden State Ben
                                       Services Inc.
                                       Attn.: William J. Kirkwood
                                       Suite 408 Lafayette Building
                                       5th & Chestnut St.
                                       Philadelphia, PA

WPG TUDOR FUND                         Charles Schwab & Co. Inc.               Record                   6.29%
                                       Reinvest Account
                                       Attn.: Mutual Funds Dept.
                                       101 Montgomery St.
                                       San Francisco, CA 94101-0000

WPG CORE BOND FUND                     Parbanc Co.                             Record                  25.60%
                                       514 Market St.
                                       Parkersburg WV 26101-5144

WPG CORE BOND FUND                     SEI Private Trust Co.                   Record                  12.31%
                                       c/o M&T Bank ID 337
                                       1 Freedom Valley Dr.
                                       Oaks, PA  194566

WPG CORE BOND FUND                     Hotel Employees & Restaurant            Record                   6.76%
                                       Employees Union LCL #54
                                       Pension Pln
                                       Taft-Hartley Trust - Pension
                                       Plan
                                       Attn: Bill Kirkwood
                                       203-205 N. Sovereign Avenue
                                       Atlantic City, NJ 08401

WPG CORE BOND FUND                     Charles Schwab & Co. Inc.               Record                   6.25%
                                       Reinvest Account
                                       Attn.: Mutual Funds Dept.
                                       101 Montgomery Street
                                       San Francisco, CA 94101

WPG CORE BOND FUND                     Louis Berkowitz Family                  Record                   5.44%
                                       Foundation
                                       1 Huntington Quadrangle Ste.
                                       2512
                                       Melville, NY 11747

      There is no 5% shareholder information for the Robeco Investment Funds because the Funds had not commenced investment operations as of the date of this Prospectus/Proxy Statement.

      For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.

SHARES HELD BY TRUSTEES AND OFFICERS

      As of March 7, 2005, the Trustees and officers of the WPG Funds, as a group, owned beneficially or of record less than 1% of the outstanding shares of each WPG Fund.

MISCELLANEOUS

EXPERTS

      The financial statements for the WPG Funds, appearing in the WPG Funds' 2004 Annual Report, have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their report therein and are incorporated by reference into the Statement of Additional Information relating to this Prospectus/Proxy Statement. Such financial statements are incorporated therein by reference in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

AVAILABLE INFORMATION

      WPG Funds and Robeco Investment Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and the following regional offices of the
SEC: Northeast Regional Office, The Woolworth Building, 233 Broadway, New York, New York 10279; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California

90036. Copies of such materials also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

OTHER BUSINESS

      As of the date of this Prospectus/Proxy Statement, the Boards are not aware of any matters to be presented for action at the Meetings other than as described above. If other business is properly brought before the Meetings, it is intended that proxies will be voted thereon in accordance with the judgment of proxy designees.

                              *         *        *

      SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETINGS ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. SHAREHOLDERS ALSO MAY VOTE ON-LINE, BY FAX OR BY TELEPHONE.

      ROBECO WILL FURNISH, WITHOUT CHARGE, COPIES OF THE FUNDS' CURRENT ANNUAL REPORT TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO: ROBECO INVESTMENT MANAGEMENT, 909 THIRD AVENUE, 31ST FLOOR, NEW YORK, NEW YORK 10022 OR BY TELEPHONE AT 800-223-3332.

                                   APPENDIX A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION  (the "AGREEMENT") is made as of
this [      ] day of  [__________],  2005,  between  The  RBB  Fund,  Inc., a Maryland corporation with its principal place of business at 400 Bellevue Parkway, Suite 100, Wilmington, Delaware 19809 (the "ACQUIRING COMPANY"), on behalf of its series Robeco WPG Core Bond Fund (the "ACQUIRING FUND") and Weiss, Peck & Greer Funds Trust, a Massachusetts business trust with its principal place of business at One New York Plaza, 31st Floor, New York, New York 10004 (the "ACQUIRED TRUST") on behalf of its series WPG Core Bond Fund (the "ACQUIRED FUND"). Robeco USA, L.L.C., a Delaware limited liability company (the "ADVISER"), is a party to this Agreement solely for purposes of its obligations set forth in paragraphs 6.9, 10.2 and 12.2. References to the Acquiring Fund shall mean the Acquiring Company on behalf of the Acquiring Fund, and references to the Acquired Fund shall mean the Acquired Trust on behalf of the Acquired Fund.

      This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (the "CODE"), and the Treasury regulations promulgated thereunder. The reorganization (the "REORGANIZATION") will consist of (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for (i) the issuance of Institutional shares of common stock of the Acquiring Fund (Class TTT shares) that correspond to the shares of beneficial interest of the Acquired Fund equal to the net asset value represented by such shares (collectively, the "ACQUIRING FUND SHARES" and each, an "ACQUIRING FUND SHARE") to the Acquired Fund, and (ii) the assumption by the Acquiring Fund of all of the Assumed Liabilities (as defined in Section
1.3 below) of the Acquired Fund, on the Closing Date (as defined in Section 3.1 below), and (b) the distribution by the Acquired Fund, on the Closing Date, or as soon thereafter as practicable, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

      WHEREAS, the Acquiring Fund and the Acquired Fund are each series registered investment company classified as a management company of the open-end type, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

      WHEREAS, the Acquiring Fund is authorized to issue shares of common stock;

      WHEREAS, the Board of Directors of the Acquiring Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the Assumed Liabilities of the Acquired Fund by the Acquiring Fund are in the best interests of the Acquiring Fund shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

      WHEREAS, the Board of Trustees of the Acquired Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the Assumed Liabilities of the Acquired Fund by the Acquiring Fund are in the best interests of the Acquired Fund shareholders and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES.

      1.1 Subject to the terms and conditions set forth in this Agreement and on the basis of the representations and warranties contained in this Agreement, the Acquired Fund agrees to transfer its assets as set forth in paragraph 1.2 to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the "SECURITIES ACT"), liens for taxes not yet due and payable or disclosed liens for taxes being contested in good faith and contractual restrictions on the transfer of the acquired assets), and the Acquiring Fund agrees in exchange therefore: (a) to issue to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined (to at least four decimal places) by dividing the value of the Acquired Fund's net assets attributable to its shares and transferred to the Acquiring Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value (the "NAV") of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the Assumed Liabilities, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "CLOSING").

      1.2 (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all of the Acquired Fund's property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights of the Acquired Fund, all other tangible and intangible property owned by the Acquired Fund and originals or copies of all books and records of the Acquired Fund.

            (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's securities and other assets as of the date of this Agreement. The Acquiring Fund will, within a reasonable time before the Closing Date, furnish the Acquired Fund with a list of the securities, if any, on the Acquired Fund's list referred to above that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Acquired Fund, if requested by the Acquiring Fund, will dispose of securities on the Acquiring Fund's list before the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. It is expected that the Acquiring Fund will have substantially the same investment objective, policies and restrictions as the Acquired Fund and that the Acquiring Fund will not commence investment activities prior to the Closing. Accordingly, the parties do not expect that there will be any assets of the Acquired Fund that do not conform to the Acquiring Fund's investment objectives, policies or restrictions, and that none of such investments will exceed any percentage limitations imposed upon the Acquiring Fund with respect to such investments. The Acquired Fund reserves the right to sell any of these securities and other assets (except to the extent sales may be limited by representations of the Acquired Fund made in connection with the issuance of the tax opinion provided for in paragraph 9.5 hereof) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

      1.3 Any and all liabilities of the Acquired Fund not discharged prior to the Closing shall be, and hereby are, assumed by the Acquiring Fund, which Assumed Liabilities shall include all of the Acquired Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement, other than certain expenses of the Reorganization as provided for in paragraph 10.2 hereof (the "ASSUMED LIABILITIES"). The Acquired Fund shall prepare an unaudited statement of assets and liabilities (the "CLOSING STATEMENT"), as of the Valuation Date (as defined in paragraph 2.1 below), in accordance with U.S. generally accepted accounting principles (the "GAAP") consistently applied from the prior audited period, including a calculation of the net assets of the Acquired Fund as of the close of business on the Closing Date. The Acquiring Fund shall assume, and hereby assumes, all of the Assumed Liabilities at the Closing. Without limiting the forgoing, the Acquiring Fund shall assume, and hereby assumes, the obligations of the Acquired Trust under the Declaration of Trust to indemnify and hold harmless the trustees, officers and employees of the Acquired Trust with respect to any action or omission or alleged action or omission relating to the Acquired Fund, including the obligation to advance expenses, as set forth in the Acquired Trust's Declaration of Trust.

      1.4 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of the time of issuance shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

      1.5 Any reporting responsibility of the Acquired Fund with respect to the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

2.    VALUATION

      2.1 The value of the assets of the Acquired Fund to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange, Inc. on the Closing Date (such time and date being hereinafter called the "VALUATION DATE"), using the valuation procedures set forth in the prospectus or statement of additional information of the Acquired Fund as in effect on the date hereof.

      2.2 The NAV of the Acquiring Fund Shares shall be calculated in accordance with the valuation procedures described in paragraph 2.1.

      2.3 All computations of value shall be made by the Adviser, or its agent, in accordance with its regular practice as pricing agent for the Acquired Fund. All computations of net asset value and the value of securities transferred under this Section 2 shall be made by PFPC, Inc. under the direction of the Adviser. The Acquiring Company and the Acquiring Trust agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Acquired Fund and those determined in accordance with the pricing policies and procedures of the Acquiring Company.

3.    CLOSING AND CLOSING DATE

      3.1 The Closing Date shall be [___________, 2005], or such later date as the parties may agree to in writing (the "CLOSING DATE"). All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held as of 5:00 p.m. (Eastern time) at the offices of Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts, or at such other time and/or place as the parties may agree.

      3.2 Portfolio securities shall be presented by the Acquired Fund to Mellon Bank N.A. ("ACQUIRING FUND CUSTODIAN") as custodian for the Acquiring Fund for examination no later than five business days preceding the Valuation Date. The portfolio securities, cash and due bills shall be delivered by the Acquired Fund to Acquiring Fund Custodian as custodian for the Acquiring Fund for the account of the Acquiring Fund at the Closing duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The cash shall be delivered by wire in federal funds to an account of the Acquiring Fund specified by the Acquiring Fund.

      3.3 Mellon Bank N.A. (the "ACQUIRED FUND CUSTODIAN"), as custodian for the Acquired Fund, shall deliver at Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary transfer taxes including all applicable foreign, federal and state stock transfer stamps and any other stamp duty taxes, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities.

      3.4 In the event that on the Valuation Date (a) the primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such market shall be disrupted so that accurate calculation based upon available market prices of the value of the net assets of the parties hereto is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      3.5 The Acquired Fund shall deliver to the Acquiring Fund at the Closing a list of the names, addresses, taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund Shareholders (as defined in Section 4.1 below) and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing, certified by the President, Senior Vice President or Treasurer of the Acquired Fund as being an accurate record of the information (i) provided by Acquired Fund Shareholders or (ii) derived from the Acquired Fund's records by such officers or one of the Acquired Fund's service providers.

      3.6 The Acquiring Fund shall issue and deliver a confirmation, certified by the President, Senior Vice President or Treasurer of the Acquiring Fund, evidencing the Acquiring Fund Shares to be credited to the Acquired Fund's account on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4.    LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND

      4.1 On the Closing Date or as soon thereafter as is practicable, the Acquired Fund shall liquidate and distribute pro rata to the Acquired Fund's shareholders of record determined as of the close of business on the Closing Date (the "ACQUIRED FUND SHAREHOLDERS") the Acquiring Fund Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares credited to the account of the Acquired Fund to open accounts on the share records in the names of Acquired Fund Shareholders, as delivered to the Acquiring Fund at the Closing Date in accordance with paragraph 3.5 and representing the respective pro rata entitlement of each Acquired Fund Shareholder in the Acquiring Fund Shares held by the Acquired Fund Shareholder at the time of the Closing. The Acquired Fund shall promptly provide the Acquiring Fund with evidence of such liquidation and distribution. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund.

      4.2 In connection with such liquidating distributions, (a) the Acquiring Fund shall not deliver certificates representing the Acquiring Fund Shares and
(b) the share transfer books of the Acquired Fund shall be permanently closed as of the Closing Date and arrangements satisfactory to the Acquiring Fund, acting reasonably, shall be made to restrict the further transfer of the Acquired Fund's shares.

      4.3 As soon as practicable after the liquidation of the Acquired Fund (which shall be after the Closing Date and the making of all distributions pursuant to paragraph 4.1), the Acquired Fund shall terminate its existence as a series of a business trust under the laws of the Commonwealth of Massachusetts and in accordance with the Declaration of Trust and By-Laws of the Acquired Trust. Any reporting obligation, including but not limited to, the filing of any Form N-SAR, N-CSR, Rule 24f-2 notice or federal, state or local tax returns, or other similar filing responsibility of the Acquired Trust is and shall remain the Acquiring Trust's responsibility until it is dissolved and deregistered.

5.    REPRESENTATIONS AND WARRANTIES

      5.1 The Acquired Fund represents and warrants to the Acquiring Fund, which representations and warranties will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

            (a) The Acquired Fund is a series of the Acquired Trust,  which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the Acquired Fund's shareholders, to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. The Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

            (b) The Acquired Fund is a series registered investment company classified as a management company of the open-end type, and the Acquired Trust is duly registered with the Securities and Exchange Commission (the "COMMISSION") under the Investment Company Act of 1940 (the "INVESTMENT COMPANY ACT") and such registration is in full force and effect;

            (c) The Acquired Fund is not, and the execution, delivery and performance of this Agreement in respect of the Acquired Fund will not result, in a violation of its Declaration of Trust or By-Laws or in material violation of any material agreement, indenture, instrument, contract, lease or other undertaking of the Acquired Trust with respect to the Acquired Fund to which the Acquired Fund is a party or by which the Acquired Fund or its assets are bound;

            (d) Except as disclosed in writing or in the Acquired Trust's Registration Statement on Form N-1A or included in the calculation of NAV on the Valuation Date, the Acquired Trust has no material contracts or other commitments (other than this Agreement) with respect to the Acquired Fund which will be terminated with liability to the Acquired Trust on behalf of Acquired Fund on or prior to the Closing Date;

            (e) Except for a recent routine regulatory examination by the staff of the Commission, no litigation or administrative proceeding, investigation or examination by, of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund's properties or assets, except as previously disclosed in writing to, and acknowledged in writing by, the Acquiring Fund. The Acquired Fund has not received any deficiency letter from the staff of the Commission with respect to such routine regulatory examination except as disclosed in writing. The Acquired Fund knows of no facts which might form the basis for institution of such proceeding, investigation or examination and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or the Acquired Fund's ability to consummate the transactions herein contemplated, or which may result in any material liability to the Acquired Fund;

            (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets and the schedule of investments at, as of and for the year ended December 31, 2004, audited by KPMG LLP, a registered independent public accounting firm, copies of which have been previously furnished to the Acquiring Fund, have been prepared in accordance with GAAP consistently applied and fairly reflect the financial condition of the Acquired Fund as of such date; except for the Assumed Liabilities, the Acquired Fund will not have any known or contingent liabilities on the Closing Date, other than those shown on the statement of assets referred to above or those incurred in the ordinary course of its business since December 31, 2004;


            (g) Since the completion of the December 31, 2004 annual audit, there has been no material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business, including without limitation as a result of market effect on the Acquired Fund's portfolio and redemptions by shareholders), or any incurrence by any Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Company.

            (h) Since December 31, 2004, except as disclosed to you in writing or specifically disclosed in the Acquired Fund's prospectus or statement of additional information as in effect on the date of this Agreement, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (h), a decline in NAV per share of the Acquired Fund arising out of its normal investment operations or a decline in net assets of the Acquired Fund as a result of redemptions shall not constitute a material adverse change;

            (i) For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and favorable tax treatment as a regulated investment company and will qualify as such as of the Closing Date. The Acquired Fund has not taken any action, or failed to take any action, which has caused or will cause the Acquired Fund to fail to qualify for such favorable tax treatment as a regulated investment company under the Code. The Acquired Fund has not been notified that any tax return or other filing of the Acquired Fund has been reviewed or audited by any federal, state, local or foreign taxing authority. Except as set forth in writing:

                  (A) The Acquired Fund shall have filed all federal, state and local tax returns required by law to be filed, including all information returns and payee statements, and all tax returns for foreign countries, provinces and other governing bodies that have jurisdiction to levy taxes upon it;

                  (B) The Acquired Fund shall have paid all taxes, interest, penalties, assessments and deficiencies which have become due or which have been claimed to be due or provision shall have been made for the payment thereof by the Closing Date;

                  (C) All tax returns filed or to be filed by the Acquired Fund shall constitute complete and accurate reports of the respective tax liabilities of the Acquired Fund or, in the case of information returns and payee statements, the amounts required to be reported accurately set forth all material items required to be included or reflected in such returns;

                  (D) The Acquired Fund has not and will not have waived or extended any applicable statute of limitations relating to the assessment of federal, state, local or foreign taxes; and

                  (E)  The  Acquired   Fund  has  not  been  notified  that  any
                  examinations of the federal, state, local or foreign tax returns of the Acquired Fund are currently in progress or threatened and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and no such deficiency has been proposed or threatened;

                  (F) To the Acquired Fund's knowledge, there are no levies, liens, or other encumbrances relating to taxes existing, threatened or pending with respect to the assets of the Acquired Fund.

            (j) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Trust. To the Acquired Fund's knowledge, all of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held of record by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.5. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Acquired Fund, nor is there outstanding any security convertible into any shares of the Acquired Fund;

            (k) At the Closing Date, the Acquired Fund will have good title to the assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act, other than as disclosed in writing to, and acknowledged in writing by, the Acquiring Fund;

            (l) The Acquired Fund has the power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Acquired Fund's Board of Trustees, and assuming due authorization, execution and delivery by the Acquiring Fund and that this Agreement constitutes a valid and binding obligation of the Acquiring Fund and, upon approval by the Acquired Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund and approval by the Acquired Fund's shareholders, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (m) Any information furnished by the Acquired Fund for use in registration statements including the proxy statement/prospectus and statement of additional information to be included in the Acquiring Company's registration statement on Form N-14 and any information necessary to compute the total return of the Acquired Fund shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended;

            (n) Except as set forth in writing and as will be obtained on or prior to the Closing Date, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

            (o) All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity in all material respects with applicable federal and state securities laws;

            (p) The Acquired Fund currently complies in all material respects with and since its organization has complied in all material respects with all applicable laws, rules and regulations, including without limitation, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Securities Exchange Act of 1934 (the "EXCHANGE ACT"), state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Fund except as disclosed in writing to the Acquiring Fund. All registration statements (including any amendments thereto) filed or required to be filed with the Commission by the Acquired Fund are in effect and conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder and do not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make statements therein, in light of the circumstances in which they were made, not misleading;

            (q) The Acquired Fund has previously provided to the Acquiring Fund (and will at the Closing provide an update through the Closing Date of such information) with data which supports a calculation of the Acquired Fund's total return and yield for all periods since the organization of the Acquired Fund. Such data has been prepared in all material respects in accordance with the requirements of the Investment Company Act and the regulations thereunder and the rules of the NASD;

            (r) The prospectus of the Acquired Fund dated May 1, 2004, and any amendments or supplements thereto, previously furnished to the Acquiring Fund, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

            (s) The Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement; and

            (t) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the Acquiring Fund at the Closing pursuant to paragraph
8.4 (the "ACQUIRED FUND TAX REPRESENTATION CERTIFICATE") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

      5.2 The Acquiring Fund represents and warrants to the Acquired Fund, which representations and warranties will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

            (a) The Acquiring Fund is a series of the Acquiring Company, a corporation which is duly organized, validly existing and in good standing under the laws of the State of Maryland and has the power to own all of its properties and assets and to perform its obligations under this Agreement. The Acquiring Fund has not commenced operations and will not do so until the Closing. The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. The Acquiring Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

            (b) The Acquiring Company is a series registered investment company classified as a management company of the open-end type, and the Acquiring Company is duly registered with the Commission as an investment company under the Investment Company Act and such registration is in full force and effect;

            (c) The Acquiring Fund's post-effective amendment to its registration statement on Form N-1A that will be in effect prior to the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder and, except for information provided by the Acquired Fund for inclusion therein with respect to which the Acquiring Fund makes no representation or warranty, will not as of its date and as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

            (d) The information included in the proxy statement (the "Proxy Statement") forming part of the Acquiring Company's registration statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") and any amendments or supplements thereto on or prior to the Closing Date included in the Registration Statement will conform in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder. Except for information provided by the Acquired Fund for inclusion therein with respect to which the Acquiring Fund makes no representation or warranty, neither the Registration Statement nor the Proxy Statement includes any untrue statement of a material fact or omits to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

            (e) The Acquiring Company is not, and its execution, delivery and performance of this Agreement will not result in violation of its charter or by-laws or in material violation of any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Fund to which it is a party or by which it is bound;

            (f) No litigation or administrative proceeding, investigation or examination by, of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Company or any of the Acquiring Company's properties or assets, except as previously disclosed in writing to, and acknowledged in writing by, the Acquired Fund. The Acquiring Company knows of no facts which might form the basis for the institution of any such proceeding, investigation or examination, and the Acquiring Company is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions contemplated herein, or which may result in any material liability to the Acquiring Fund;

            (g) The Acquiring Fund has the power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the Acquiring Fund's Board of Directors, and, assuming due authorization, execution and delivery by the Acquired Fund and that this Agreement constitutes a valid and binding obligation of the Acquired Fund, this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (h) Except as set forth in writing and as will be obtained on or prior to the Closing Date, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;

            (i) The Acquiring Company has authorized capital of 30 billion shares of common stock at a par value of $0.001 per share. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares and will be fully paid and non-assessable and will conform in all material respects to the description thereof contained in the Acquiring Fund's Registration Statement on Form N-14; the Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any of the Acquiring Fund Shares;

            (j) The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a regulated investment company under the Code;

            (k) The Acquiring Fund currently complies in all material respects with and since its organization has complied in all material respects with all applicable laws, rules and regulations, including, without limitation, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquiring Fund currently complies in all material respects with and since its organization has complied in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Fund, and, immediately prior to the Closing, will have calculated its NAV in accordance with the Acquiring Fund's registration statement;

            (l) The Acquiring Fund Shares to be issued pursuant to this Agreement shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of the Acquiring Company then in effect and qualified for sale under the applicable state securities laws; and

            (m) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund at Closing pursuant to paragraph 7.3 (the "ACQUIRING FUND TAX REPRESENTATION CERTIFICATE") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

6.    COVENANTS OF EACH OF THE PARTIES

      6.1 The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions necessary or advisable (except to the extent distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in paragraph 9.5 hereof), in each case payable either in cash or in additional shares. The Acquiring Fund shall not commence investment operations until immediately after the Closing.

      6.2 The Acquired Trust will call a special meeting of Acquired Fund Shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

      6.3 The Acquiring Company will prepare the notice of meeting, form of proxy and Proxy Statement/Prospectus (collectively, "PROXY MATERIALS") in a form reasonably acceptable to the Acquired Fund to be used in connection with such meeting, and will promptly prepare and file with the Commission the Registration Statement on Form N-14 relating to the Reorganization. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of the Registration
Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act. The Acquiring Fund will not include any information regarding the Acquired Fund in the Registration Statement or the Proxy Materials, except to the extent provided by the Acquired Fund for inclusion therein or otherwise agreed to in writing by the Acquired Fund. The Acquiring Fund will provide the Acquired Fund an opportunity to review the Registration Statement, the Proxy Materials and the Acquiring Company's post-effective amendment to its registration statement on Form N-1A to add the Acquiring Fund as a series (collectively, the "MATERIALS") in each case reasonably in advance of filing such Materials with the Commission, and will reasonably cooperate with the Acquired Fund to incorporate such changes into the Materials as the Acquired Fund may reasonably request. The Acquiring Fund will provide the Acquired Fund with the substance of any comments of the staff of the Commission regarding the Materials promptly after receipt of such comments. The Acquiring Fund will provide the Acquired Fund with an opportunity to review its proposed responses to such comments and will reasonably cooperate with the Acquired Fund to incorporate such changes into its responses as the Acquired Fund may reasonably request.

      6.4 The Acquired Fund represents that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

      6.5 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

      6.6 Subject to the provisions of this Agreement, each of the Acquired Fund and the Acquiring Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

      6.7 The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date the Closing Statement and a schedule of portfolio investments as of the Valuation Date, which statement shall be prepared in accordance with GAAP consistently applied and shall be certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 45 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which statement will be certified by the Treasurer of the Acquired Fund.

      6.8 The Acquired Fund shall provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus to be included in the Acquiring Fund's Registration

Statement on Form N-14, in compliance with the Securities Act, the Exchange Act and the Investment Company Act in connection with the transactions contemplated herein.

      6.9 The Adviser shall obtain and maintain at its cost directors and officers, and errors and omissions insurance, on terms acceptable to the trustees of the Acquired Fund, covering the trustees and officers of the Acquired Fund for the period prior to and including the Closing Date.

      6.10 Neither the Acquired Fund nor the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate, to the extent such action would prevent the reorganization from qualifying as a "reorganization" under Section 368(a)(1)(F) of the Code.

7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

      The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:

      7.1 All representations and warranties made in this Agreement by the Acquiring Fund shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

      7.2 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its President, Senior Vice President, Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties made in this Agreement by the Acquiring Fund are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and


      7.3 The Acquiring Fund shall have delivered to the Acquired Fund an Acquiring Fund Tax Representation Certificate, satisfactory to the Acquired Fund, concerning certain tax-related maters with respect to the Acquiring Fund.


8.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the its obligations hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

      8.1 All representations and warranties made in this Agreement by the Acquired Fund shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

      8.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities showing the federal tax bases and holding periods as of the Closing Date, certified by the Acquired Fund's Treasurer or Assistant Treasurer;

      8.3 The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President, Senior Vice President, Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and


      8.4 The Acquired Fund shall have delivered to the Acquiring Fund an Acquired Fund Tax Representation Certificate, satisfactory to the Acquiring Fund, concerning certain tax-related matters with respect to the Acquired Fund.


9.    FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE PARTIES

      If any of the conditions set forth below are not satisfied on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      9.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Fund Shareholders in accordance with the provisions of the Acquired Trust's Declaration of Trust and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this paragraph 9.1;

      9.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

      9.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may for itself waive any of such conditions;

      9.4 Each of the (i) Acquiring Fund's Registration Statement on Form N-14 and (ii) the amendment to the Acquiring Company's registration statement on Form N-1A adding the

Acquiring Fund as a series thereof shall have become effective under the Securities Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act; and


      9.5 The parties shall have received a favorable opinion of Drinker Biddle & Reath LLP, addressed to the Acquiring Fund and the Acquired Fund to the effect that for federal income tax purposes, on the basis of the facts, representations and assumptions set forth in such opinion, the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund shares of beneficial interest and the termination of the Acquired Fund, will constitute a reorganization within the meaning of Section 368(a) of the Code. Notwithstanding anything herein to the contrary, neither Acquiring Fund nor Acquired Fund may waive the conditions set forth in this paragraph 9.5.


10.   BROKERAGE FEES AND EXPENSES

      10.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      10.2 The Adviser will pay all reasonable and documented expenses incurred by the Acquired Trust with respect to the Acquired Fund and the Acquiring Company with respect to the Acquiring Fund in connection with the Reorganization and the transactions contemplated hereunder.

11.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      11.1 The parties hereto agree that no party has made any representation, warranty or covenant not set forth herein or referred to in paragraphs 5.1, 5.2 or Section 6 hereof, and that this Agreement constitutes the entire agreement between the parties.

      11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

12.   TERMINATION

      12.1 This Agreement may be terminated at any time prior to the Closing Date by: (a) the mutual agreement of the Acquired Fund and the Acquiring Fund;
(b) any party in the event that the other party hereto shall breach any material representation, warranty or agreement contained herein to be performed at or prior to the Closing Date and has not cured such breach within 10 days after of notice thereof; or (c) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

      12.2 In the event of any such termination, there shall be no liability for damages on the part of any party hereto or the directors, trustees or officers to the other party, but the Adviser shall bear the reasonable and documented expenses incurred by the parties hereto in connection with the preparation and carrying out of this Agreement and the transactions contemplated hereby.

13.   AMENDMENTS

      This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund.

14.   NOTICES

      Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the parties as follows:

      IF TO THE ADVISER:
      ------------------

      Weiss, Peck & Greer Investments
      909 Third Avenue, 31st Floor
      New York, New York 10022
      Attention: General Counsel

      Phone: (212) 908-9500
      Fax: (212) 908-0195

      IF TO THE ACQUIRED FUND:
      ------------------------

      c/o Robeco USA, L.L.C.
      909 Third Avenue, 31st Floor
      New York, NY 10022
      Attention: William Kelly

      Phone: (212) 908-9564
      Fax: (212) 908-9522

      in either case with a copy to:


      Wilmer Cutler Pickering Hale and Dorr LLP
      60 State Street
      Boston, Massachusetts 02109
      Attention: Leonard Pierce

      Phone: (617) 526-6000
      Fax:   (617) 526-5000


      IF TO THE ACQUIRING FUND:
      -------------------------


      The RBB Fund, Inc.
      400 Bellevue Parkway, Suite 100
      Wilmington, DE 19809
      Attention: Edward J. Roach

      Phone: (302) 792-2555
      Fax:   (302) 791-4830


      with a copy to:


      Drinker Biddle & Reath LLP
      18th and Cherry Streets
      Philadelphia, PA 19103-6996
      Attention: Michael P. Malloy

      Phone: (215) 988-2700
      Fax:   (215) 988-2757


15.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

      15.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original. A facsimile signature of an authorized officer of a party hereto on any closing documents shall have the same effect as if executed in the original.

      15.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

      15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement, except that the trustees, officers and employees of the Acquired Trust are intended third-party beneficiaries of the Acquiring Fund's covenants set forth in the last sentence of paragraph 1.3 and the Adviser's covenants set forth in paragraph 6.9.

      15.5 It is expressly agreed that the obligations of the Acquired Fund shall not be binding upon any the Acquired Trust's or the Acquired Fund's Trustees, shareholders, nominees, officers, agents or employees personally, but bind only the property of the Acquired Fund, as provided in the Declaration of Trust of the Acquired Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Acquired Trust, and this Agreement has been executed by authorized officers of the Acquired Fund acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund, as provided in the Declaration of Trust of the Acquired Fund.

      15.6 All parties specifically acknowledge and agree that any liability of the Acquiring Company under this Agreement with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund and that no other portfolio of the Acquiring Company shall be liable with respect thereto.

                  [REMAINDER OF PAGE LEFT BLANK INTENTIONALLY.]

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attested:                                THE RBB FUND, INC.,
                                            on behalf of its series
                                            Robeco WPG Core Bond Fund


By:                                      By:
   ----------------------------            -------------------------------------
Name:                                    Name:
Title:                                   Title:


Attest:                                  WEISS, PECK & GREER FUNDS TRUST,
                                            on behalf of its series
                                            WPG CORE BOND FUND



By:                                      By:
   ----------------------------             ------------------------------------
Name:                                    Name:
Title:                                   Title:

                                         ROBECO USA, L.L.C. IS A PARTY TO THIS
                                         AGREEMENT SOLELY FOR THE PURPOSES OF
                                         PARAGRAPHS 6.9, 10.2 AND 12.2

                                         ROBECO USA, L.L.C.


                                         By:
                                            ------------------------------------
                                         Name:
                                         Title:

                                     PART B

                               THE RBB FUND, INC.

                            Robeco WPG Core Bond Fund
                        Robeco WPG Large Cap Growth Fund
                              Robeco WPG Tudor Fund

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION



                                 MARCH 16, 2005
--------------------------------------------------------------------------------



Acquisition of all of the assets and liabilities of     By and in exchange for shares of the newly
                                                        organized

WPG CORE BOND FUND, A SERIES OF THE WEISS,              ROBECO WPG CORE BOND
PECK & GREER FUNDS TRUST
WPG LARGE CAP GROWTH FUND                               ROBECO WPG LARGE CAP GROWTH FUND
WPG TUDOR FUND                                          ROBECO WPG TUDOR FUND
(COLLECTIVELY, THE "WPG FUNDS")                         (COLLECTIVELY, THE "ROBECO WPG FUNDS")

One New York Plaza                                      (each a series of The RBB Fund, Inc.)
New York, New York  10004                               400 Bellevue Parkway
                                                        Wilmington, DE  19809


         This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated March 16, 2005, relating specifically to the proposed acquisition of all of the assets of each WPG Fund by its corresponding Robeco WPG Fund and the assumption by that Robeco WPG Fund of all of the assets and liabilities of the WPG Fund, in exchange for shares of the corresponding Robeco WPG Fund having an aggregate value equal to the net asset value of the particular WPG Fund's shares as of the Closing Date; the distribution of the corresponding Robeco WPG's shares to each holder of the WPG Fund's shares in an amount equal in value to the shareholder's WPG Fund shares as of the Closing Date; and the complete liquidation of each WPG Fund (collectively, the "Reorganizations"). A copy of the Prospectus/Proxy Statement may be obtained upon request and without charge by calling Robeco WPG toll free at 800-223-3332. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement. The Reorganizations are expected to occur in accordance with the terms of the Reorganization Agreements.



          INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE STATEMENT OF
                             ADDITIONAL INFORMATION

This Statement of Additional Information incorporates by reference the following documents:

(1) WPG Funds' Statement of Additional Information dated May 1, 2004 with respect to the WPG Core Bond Fund, WPG Large Cap Growth Fund and WPG Tudor Fund.


(2) WPG Funds' Annual Report dated December 31, 2004 with respect to the WPG Core Bond Fund, WPG Large Cap Growth Fund and WPG Tudor Fund.

(3) Robeco WPG Funds' Statement of Additional Information dated March 9, 2005 with respect to the Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund and Robeco WPG Tudor Fund.

                         PRO FORMA FINANCIAL STATEMENTS

         NO PRO FORMA INFORMATION HAS BEEN PREPARED FOR THE REORGANIZATIONS OF THE WPG CORE BOND FUND, WPG LARGE CAP GROWTH FUND AND WPG TUDOR FUND BECAUSE EACH WPG FUND WILL BE REORGANIZED INTO A NEWLY FORMED SHELL FUND OF THE RBB FUND, INC.


                                     - 2 -